UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04262

AMERICAN PENSION INVESTORS TRUST

(Exact name of Registrant as Specified in Charter)

2303 Yorktown Avenue, Lynchburg, Virginia 24501

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (434) 846-1361

(Name and Address of Agent for Service)

David D. Basten

President

American Pension Investors Trust

2303 Yorktown Avenue

Lynchburg, Virginia 24501

Copy to:

David C. Mahaffey, Esq.

Sullivan & Worcester LLP

1666 K Street, NW

Washington, DC 20006

Date of fiscal year end: January 31

Date of reporting period: January 31, 2020

Item 1.	Report to Shareholders.

YORKTOWN GROWTH FUND

YORKTOWN CAPITAL INCOME FUND

YORKTOWN MULTI-ASSET INCOME FUND

YORKTOWN SHORT TERM BOND FUND

YORKTOWN MASTER ALLOCATION FUND

YORKTOWN SMALL CAP FUND

ANNUAL REPORT DATED JANUARY 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically by contacting the Funds at (888) 933-8274 or, if you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by contacting the Funds at (888) 933-8274. If you own shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the fund complex or at your financial intermediary.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this report. Any representation to the contrary is a criminal offense.

CONTENTS

Letter to Shareholders	1-5
Financial Statements
Schedule of Investments
Growth Fund	6-10
Capital Income Fund	11-13
Multi-Asset Income Fund	14-23
Short Term Bond Fund	24-37
Master Allocation Fund	38
Small Cap Fund	39-40
Statements of Assets and Liabilities	41-44
Statements of Operations	45-46
Statements of Changes in Net Assets	47-52
Financial Highlights
Growth Fund	53-55
Capital Income Fund	56-58
Multi-Asset Income Fund	59-62
Short Term Bond Fund	63-65
Master Allocation Fund	66-68
Small Cap Fund	69-71
Notes to the Financial Statements	72-87
Report of Independent Registered Public Accounting Firm	88-89
Additional Federal Tax Information	90-91
Performance and Growth of $10,000 Graphs	92-95
Expense Examples	96-98
Other Information	99-100
Trustees and Officers	101-102
Privacy Notice	103-104

Dear Fellow Shareholders,

We are pleased to provide you with this annual report for our fiscal year ended January 31, 2020 which discusses your Yorktown Funds and the market outlook, as well as our plans to continue to provide products and services that strive to meet the evolving needs of our shareholders and their financial advisors.

The past year for the capital markets can best be described by periods of exuberance, moments of anxiety, and phases of fear of entering unchartered territory. Overall, the markets, both bonds and stocks, on an almost daily basis fluctuated between a “risk-on” and “risk-off” mentality. Market events that drove movement were geopolitical, domestic, and international, with both bonds and stocks impacted by events such as the assassination of Mohammad Suleiman, the impeachment inquiry and trial of President Trump, escalation of the trade war with China, and, most recently, the fear of the COVID-19 (“Coronavirus”). From a positive standpoint, the US economy continued to show strength, especially in terms of job growth and unemployment numbers with jobs growth solid and occasionally breaking through 200,000 and the unemployment rate ending 2019 at around 3.5%. And while the impact of the Coronavirus is still being calculated and analyzed, over the past year it was the trade war with China that moved the equity markets the most and caused a rally in rates. Indeed, in May 2019, the Dow Jones fell over 600 points (or around 2.4%), and in August 2019 fell again over 600 points (or around 2.4%), with the 10-year treasury price moving in sympathy to these types of negative market movements.

Overall for the fiscal year, January 31, 2019 through January 31, 2020, the domestic equity market, as measured by the S&P 500 Index rose an impressive 21.67%, while global stocks, as measured by the MSCI EAFE Index, were up nearly 12.78%. For bonds it was also a strong year, as the Bloomberg Barclays Global Aggregate Bond Index was up 6.58% for the year, and the Bloomberg Barclays Global Aggregate High Yield Bond Index up 7.97% for the year. As such, overall, it was a solid year for the markets, but on a day to day basis one that was still prone to excessive volatility. Going forward we expect that volatility to continue, as less than rosy Coronavirus updates or even more unexpected geopolitical events exacerbate the anxiety market participants are feeling. The relative good news is that recent downturns and market panics seem not to last as long as they used to and rebounds certainly occur in a more timely manner, as market participants are becoming more adept at buying the dips. The bad news is that we expect to see more chop in the air and a large unexpected negative movement may test investor confidence beyond a point that they no longer feel confident enough to support a drastic downturn due to a large unexpected event. Time will tell.

As a result, it is always important to focus on the point that today’s market prices of investments can be extremely volatile. Our job continues to be to focus on seeking the best value relative to the markets. We are, therefore, committed to finding companies with the best possible operating results for our portfolios and for your long-term benefit.

The full fiscal year performance is highlighted in this report: strong performance, significant growth in assets, and lower expenses.

The Year in Review

The S&P 500 closed at 3,225.52 on January 31, 2020 barely below the its all-time high of 3,329.62 set days earlier on January 17, 2020.

The strength of the economy and the continuation of the strong employment gains and corporate earnings advanced the general economic and personal consumption returns for the period. The standard of living for the average American continues to rise. The boarder measures of inflation; durable goods (T.V.s, equipment, and computers), services (wages and salaries), and nondurable goods (food, gas, and clothing) are the three major components of personal consumption. Total inflation from 1995 to 2019 was 55% an annualized rise of just 1.8% a year. The benefits of this low inflation are hidden in the lower cost of expensive durable goods. Simply stated wages grew by 85% but durable goods decreased by 38%. This divergence between what people earn and the prices they have to pay for goods and services has never happened before. This period of rapid technological growth, low unemployment, and real wage gains have turned our economy into a global champion for the individual. It’s no wonder that smart phones, T.V.s, the internet, tablets, etc. are things that most Americans are able to afford. All of these goods and services will flow through the eventual cycle of growth and decline. Our investment team is committed to keeping a watchful eye to changes in these very important long-term trends.

The equity markets were cheap a year ago after the significant price plunge of 2018. The recovery of the US stock markets in 2019 was well deserved with the strong economic growth that has been in place since 2016.

The U.S. Economy

The year has started off on the upswing with 225,000 new jobs in January. The Labor Department reported many of the new jobs were in construction and leisure and hospitality, but also health care and transportation. With unemployment sitting at 3.6 percent the jobless rate still remains at a 50-year low. Times are good and trending better as our low inflation, strong corporate profits, and low interest rates are the entry point for the 2020 markets.

The Market Impact

Income Funds

In July of 2019, the Federal Reserve (FOMC) lowered its benchmark rate by 25 bps, marking the first U.S. rate cut in ten years. That rate cut dropped the target range of its overnight lending rate to 2% to 2.25%. By the time the year ended, the FOMC would cut rates two more times, lowering its target rate ultimately to 1.50% to 1.75%. Post rate cuts, and assurances that the rate cuts, at least for the time being, were completed and should be sufficient to support moderate growth, market participants were once again left to pick through the FOMC comments and language shifts to try and read the tea leaves for future rate movements.

The yield curve flattened over the past year and within different points in the curve there was even slight inversion. The yield on the benchmark 10-year Treasury closed on January 31, 2020 at 1.51%, down from 2.63% at the beginning of the year. As a result, the yield curve remained flattish to the prior year, as the benchmark 2-year Treasury closed on January 31, 2020 around 115 bps lower from the previous year, ending January 31, 2020 at 1.31%. Nevertheless, and perhaps more alarming, the front of the curve, from 3 months to 10-years, inverted. The 3-month bill moved down around 85 bps, and by January 31, 2020 was around 1.54%.

In a sign that there was overheated demand in the high grade and high yield space, credit spreads continued to grind in. The option adjusted spread (OAS) for BBB corporate debt began the year at around 179 bps, and by year-end was reported by the Federal Reserve to be 139 bps. Furthermore, and indicative of the willingness of investors to take on more risk in search of yield, the OAS, as reported by the Federal Reserve, for BB corporate debt fell from 275 bps to 241 bps during that same time period. The difference between BBB corporate debt OAS and BB corporate debt OAS began the year at around 96 bps and while it widened out to around 132 bps during the trade war saber rattling with China, it tightened in December to a low of 57 bps, before settling in at around 102 bps, or similar to where it began the year. However, widening over the year in the OAS, as reported by the Federal Reserve, between B corporate debt and CCC corporate debt was witnessed, as the OAS between the two started the year at around 492 bps and ended the year at 642 bps. The widening of spreads at the CCC level is often considered an indication of future defaults, and as those spreads widen in comparison to B corporate debt OAS, it can be an indication that risk taking at the lower levels of the corporate credit stack are starting to concern investors.

Multi-Asset Income Fund

During the year, investors fluctuated between adding risk and taking it off. This was the result of having to deal with shifts in political tone as it related to the trade war with China, as well as, by fiscal year-end, dealing with the fallout of the Coronavirus. These geopolitical as well as medical headlines caused upheaval at different points in the calendar with regards to the equity markets having several days of large sell-offs and momentary flights to quality into bonds. The bond market in turn had to deal with not only a similar response to the events listed above, but also an overheated demand for limited supply. Credit spreads, which are near historical tights, continued to compress.

The Multi-Asset Income Fund performance in those market conditions was relatively even throughout the year. During the fourth quarter, in the face of volatile conditions, a strategic decision was made to lower or underweight the equity portfolio of the portfolio. Overall both bonds and equity portions of the portfolio delivered positive income and principal returns on investment. Indeed, with the fiscal year ended January 31, 2020, the Multi-Asset Income Fund’s Class I Shares (APIIX) had a total return of 9.95% versus a total return of 6.78% for the Dow Jones Conservative Relative Risk Index over the same period.

Short Term Bond Fund

The Short Term Bond Fund has the advantage of short maturities to combat geopolitical and domestic political-inspired market turmoil, including the unevenness provided by the FOMC cutting interest rates three times over the fiscal year. Market headlines, including the aforementioned geopolitical events, and by year end, the Coronavirus, led to inflows into the short duration space, as equity and high yield bond investors sought shelter from the volatility produced by those events. That led to additional capital and demand for short duration paper, resulting in credit spreads compressing and yields contracting. In response, continued and strategic efforts to focus and increase the liquidity and diversification of the portfolio were used to limit volatility in the fund’s NAV. These efforts helped the Short Term Bond Fund produce a relatively stable and comparatively strong investment performance over the past year.

The Short Term Bond Fund performed consistently over the past fiscal year. At fiscal year ended January 31, 2020, the Short Term Bond Fund’s Class I Shares (APIBX) had a total return of 5.00% versus a total return of 4.24% for the ICE BofAML US Corporate & Government, 1 – 3 Years Index over the same period.

Equity Funds

Yorktown Capital Income Fund
Yorktown Growth Fund
Yorktown Master Allocation Fund
Yorktown Small Cap Fund

For the fiscal year ending January 31, 2020 the Capital Income Fund’s Class I Shares (AFAAX) had a total return of 10.12%; the Growth Fund’s Class I Shares (APGRX) had a total return of 20.28%; and the Master Allocation Fund’s Class I Shares (APMAX) had a total return of 9.01% versus a total return of 18.40% for the MSCI World Index over the same period. The Growth Fund benefitted from a strong showing in Industrials of 22% compared to its piers in the World Large Stock category’s 12%. Our average portfolio weighting centers around an equal distribution of capital and optimizes returns by rebalancing during periods of over and under performance. Our smallest position is still equal weighted on a per issue basis with the holdings of the largest sector. The only area where we had virtually no exposure was in Energy and Utilities. The Capital Income Fund’s and Master Allocation Fund’s performance was enhanced on a risk adjusted basis by its equal weight and broad diversification. Weakness in the Consumer Defensive sector was overcome by heavier weightings in Real Estate, Technology, and Consumer Cyclicals. The worst performing sector of the market was Emerging Markets. In fact 2019 should go down as an excellent year for most investments. Every sector made positive gains in 2019 and most saw double digit growth; by comparison in 2018 every sector but one fell in value.

The performance for the Yorktown Small Cap Fund’s Class I Shares (YOVIX) had a total return of 10.69% versus a total return of 13.91% for the Russell 2000 Growth Index over the same period. The Small Cap Fund benefitted from Electronic Technology, Consumer Services, and cash. Holdings in Crackle Barrel and Hackett Group both lagged in performance relative to the general portfolio returns.

Protecting Your Financial Future

We firmly believe that, in addition to your active involvement in the investment process, a financial advisor is a key resource to help you build a complete picture of your current and future financial needs. Financial advisors can provide professional expertise, as well as an understanding of the market’s history and factors such as long-term returns and the volatility of various asset classes. With your financial advisor, you can develop an investment program that incorporates factors such as your goals, your investment timeline, and your risk tolerance. Please contact your financial advisor if you have any questions about the contents of this report.

On behalf of Yorktown Funds, I would like to thank you for your continued support and confidence in our products. We value the trust you have placed in us and look forward to continuing to serve you and your financial advisor in the future.

Sincerely,

David D. Basten
Founder & Chief Executive Officer

March 2020 - The recent global outbreak of the Coronavirus has disrupted economic markets. There have been mandates from federal, state and local authorities resulting in an overall decline in economic activity. The ultimate impact of the Coronavirus on the financial performance of the Funds’ investments depends upon future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Investing involves risk, including loss of principal. Diversification does not ensure a profit or guarantee against loss. High yield securities are subject to greater levels of interest rate, credit and liquidity risk. In general, as prevailing interest rates rise, fixed income securities prices will fall.

You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Funds before investing. The Funds’ prospectus contains this and other information about the Funds, and should be read carefully before investing. You may obtain a current copy of the Funds’ prospectus by calling (888) 933-8274. The performance quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment in the Funds will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Distributed by Ultimus Fund Distributors, LLC. (Member FINRA)

Yorktown Growth Fund

SCHEDULE OF INVESTMENTS

January 31, 2020

Fund Holdings (as a percentage of net assets)

Industrials	25.05%
Information Technology	21.61%
Health Care	15.18%
Consumer Discretionary	12.49%
Financials	5.53%
Communication Services	5.32%
Materials	4.91%
Real Estate	3.77%
Consumer Staples	3.19%
Utilities	0.43%
Other	2.52%
100.00%

	Shares	Fair Value
COMMON STOCKS — 97.48%
Communication Services — 5.32%
Alphabet, Inc., Class A(a)	210	$300,884
Electronic Arts, Inc.(a)	2,500	269,800
Gray Television, Inc.(a)	18,100	367,068
KDDI Corporation	12,000	362,250
Liberty Media Corporation - Liberty SiriusXM, Class A(a)	7,200	349,704
Naspers Ltd., Class N - ADR	6,700	218,755
Nexstar Media Group, Inc., Class A	2,700	327,105
Nintendo Company Ltd. - ADR	5,800	266,220
Take-Two Interactive Software, Inc.(a)	2,400	299,136
Tencent Holdings Ltd. - ADR	7,000	335,370
T-Mobile US, Inc.(a)	4,200	332,598
		3,428,890
Consumer Discretionary — 12.49%
adidas AG - ADR	2,200	347,952
American Axle & Manufacturing Holdings, Inc.(a)	15,000	138,600
AutoZone, Inc.(a)	300	317,388
Carter’s, Inc.	2,900	307,603
Christian Dior SE	700	329,193
Compass Group plc - ADR	7,900	195,841
Dollar General Corporation	1,900	291,479
Dollar Tree, Inc.(a)	2,700	235,089
Fast Retailing Company Ltd. - ADR	3,200	171,200
Five Below, Inc.(a)	2,900	328,338
Fox Factory Holding Corporation(a)	1,800	118,476
Gentex Corporation	6,500	193,505
G-III Apparel Group Ltd.(a)	6,900	187,749
Hermes International SA	425	318,939
Industria de Diseno Textil S.A. - ADR	17,000	285,940
iRobot Corporation(a)	3,300	155,265
Kering SA - ADR	6,600	402,930
LCI Industries	3,000	323,910
Lear Corporation	2,000	246,360
Lithia Motors, Inc., Class A	2,000	271,280
Lowe’s Companies, Inc.	1,400	162,736
Moncler SpA	6,700	289,818
National Vision Holdings, Inc.(a)	5,000	170,600
Nitori Holdings Company Ltd.	2,300	360,529
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,100	164,424
Pan Pacific International Holdings Corporation	7,600	123,936
Qurate Retail, Inc., Series A(a)	15,900	135,627
Ross Stores, Inc.	3,100	347,789
SEB SA	1,400	180,279

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Sekisui Chemical Company Ltd.	16,000	$272,140
Shenzhou International Group Holdings Ltd.	10,500	140,333
Tractor Supply Company	3,300	306,735
TRI Pointe Group, Inc.(a)	14,100	229,266
		8,051,249
Consumer Staples — 3.19%
Anheuser-Busch InBev SA/NV - ADR	3,400	256,020
British American Tobacco plc - ADR	3,600	158,580
Central Garden & Pet Company(a)	4,800	154,608
Constellation Brands, Inc., Class A	1,700	320,110
Costco Wholesale Corporation	900	274,968
Fomento Economico Mexicano SAB de CV - ADR	3,200	288,544
J & J Snack Foods Corporation	1,100	182,424
National Beverage Corporation(a)	3,200	137,312
Shiseido Company Ltd. - ADR	4,500	282,375
		2,054,941
Financials — 5.53%
AIA Group Ltd. - ADR	6,300	250,173
Arthur J. Gallagher & Company	2,800	287,196
Berkshire Hathaway, Inc., Class A(a)	1	335,996
Eaton Vance Corporation	6,300	288,225
FactSet Research Systems, Inc.	900	257,499
LPL Financial Holdings, Inc.	4,300	396,159
Noah Holdings Ltd. - ADR(a)	4,700	159,471
Partners Group Holding AG	390	358,274
Ping An Insurance (Group) Company of China Ltd. - ADR	15,400	349,118
Sumitomo Mitsui Financial Group, Inc.	8,700	311,850
Synchrony Financial	7,800	252,798
Tokio Marine Holdings, Inc.	5,800	320,361
		3,567,120
Health Care — 15.18%
Align Technology, Inc.(a)	1,400	359,940
AMN Healthcare Services, Inc.(a)	6,200	417,756
Biogen, Inc.(a)	1,200	322,620
BioMerieux	4,200	416,693
Cerner Corporation	2,500	179,575
Chemed Corporation	600	280,224
Chugai Pharmaceutical Company Ltd.	2,900	301,492
Cooper Companies, Inc. (The)	500	173,445
CryoLife, Inc.(a)	6,100	181,414
CSL Ltd. - ADR	3,200	329,504
CSPC Pharmaceutical Group Ltd.	159,000	354,174
Emergent BioSolutions, Inc.(a)	4,400	242,396
Enanta Pharmaceuticals, Inc.(a)	2,400	123,696
Encompass Health Corporation	3,000	231,090
Genmab A/S(a)	1,750	404,521
Globus Medical, Inc., Class A(a)	4,400	230,032
Hill-Rom Holdings, Inc.	3,100	330,119
LHC Group, Inc.(a)	2,100	306,075
Lonza Group AG - ADR	4,700	192,324
M3, Inc.	8,500	252,593
Magellan Health, Inc.(a)	2,000	146,420
Masimo Corporation(a)	1,700	290,020
Merit Medical Systems, Inc.(a)	5,400	196,668
Natus Medical, Inc.(a)	4,700	147,063
Orpea	1,200	156,522
Penumbra, Inc.(a)	1,500	263,190
PerkinElmer, Inc.	3,100	286,688
Regeneron Pharmaceuticals, Inc.(a)	1,150	388,631
Sartorius Stedim Biotech	1,700	305,645
Sinopharm Group Company Ltd., H Shares	60,500	198,641
Sonova Holding AG - ADR	7,400	369,926
Straumann Holding AG	300	286,560

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Takeda Pharmaceutical Company Ltd. - ADR	14,900	$286,527
Thermo Fisher Scientific, Inc.	900	281,871
Universal Health Services, Inc., Class B	1,700	233,087
Veeva Systems, Inc., Class A(a)	2,200	322,542
		9,789,684
Industrials — 25.05%
AerCap Holdings N.V.(a)	3,200	181,152
AMERCO	900	334,143
Apogee Enterprises, Inc.	6,360	202,375
ASSA ABLOY AB - ADR	27,300	322,686
Atlas Air Worldwide Holdings, Inc.(a)	5,700	127,395
Carlisle Companies, Inc.	1,800	281,214
Cintas Corporation	1,000	278,970
Copart, Inc.(a)	3,400	344,964
Deere & Company	1,700	269,586
Douglas Dynamics, Inc.	6,450	338,173
Echo Global Logistics, Inc.(a)	7,900	153,102
EMCOR Group, Inc.	3,100	254,727
Encore Wire Corporation	3,400	184,654
Equifax, Inc.	1,300	194,870
ESCO Technologies, Inc.	2,400	230,304
Franklin Electric Company, Inc.	3,900	224,991
Fraport AG Frankfurt Airport Services Worldwide	4,400	328,634
Fujitec Company Ltd. - ADR	22,700	377,828
Generac Holdings, Inc.(a)	4,000	414,360
Graco, Inc.	6,600	350,790
HEICO Corporation	1,800	220,374
Hexcel Corporation	4,300	319,146
IDEX Corporation	1,500	245,775
IMCD Group NV	3,700	320,303
J.B. Hunt Transport Services, Inc.	2,300	248,239
John Bean Technologies Corporation	1,600	180,784
Kingspan Group plc - ADR	6,300	381,465
KION Group AG	4,400	276,708
Komatsu Ltd.(a)	12,800	291,425
L3Harris Technologies, Inc.	1,200	265,596
Landstar System, Inc.	1,800	199,350
Makita Corporation - ADR	7,000	267,400
Mercury Systems, Inc.(a)	3,300	253,275
NIBE Industrier AB, Class B	19,800	343,657
Nidec Corporation - ADR	7,700	244,398
Nordson Corporation	1,300	219,518
Owens Corning	3,400	205,666
Raytheon Company	1,000	220,940
RBC Bearings, Inc.(a)	1,435	223,157
Recruit Holdings Company Ltd.	7,500	297,907
RELX plc - ADR	10,500	278,670
Roper Technologies, Inc.	700	267,162
Saia, Inc.(a)	3,000	261,300
Secom Company Ltd. - ADR	16,000	350,240
Sensata Technologies Holding plc(a)	6,500	307,255
SMC Corporation	900	400,596
Teleperformance SA	1,600	402,484
Toro Company (The)	4,800	384,096
TPI Composites, Inc.(a)	8,800	182,600
UniFirst Corporation	1,200	244,716
United Technologies Corporation	2,000	300,400
Universal Forest Products, Inc.	8,100	387,990
US Ecology, Inc.	4,400	237,644
Viad Corporation	3,800	247,000
Waste Connections, Inc.	5,900	568,229
Watsco, Inc.	1,000	173,920
Wolters Kluwer NV - ADR	3,500	262,500
Xylem, Inc.	3,400	277,644
		16,154,447
Information Technology — 21.61%
Accenture plc, Class A	1,300	266,773
Adobe, Inc.(a)	900	316,026
Advanced Energy Industries, Inc.(a)	3,200	223,808
Alarm.com Holdings, Inc.(a)	3,500	153,755
Amadeus IT Group S.A. - ADR	4,300	336,819
Apple, Inc.	1,400	433,314

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
ASML Holding N.V. - ADR	1,500	$420,990
Broadridge Financial Solutions, Inc.	1,400	166,810
Cabot Microelectronics Corporation	2,000	291,020
CDW Corporation	2,900	378,305
Constellation Software, Inc.	300	315,302
Dassault Systemes SE - ADR	2,000	347,260
EPAM Systems, Inc.(a)	1,300	296,582
ExlService Holdings, Inc.(a)	1,800	131,598
Fidelity National Information Services, Inc.	1,800	258,588
Fortinet, Inc.(a)	3,200	369,152
Genpact Ltd.	4,300	190,361
Global Payments, Inc.	1,215	237,472
Globant S.A.(a)	1,400	171,780
Guidewire Software, Inc.(a)	2,700	303,750
Hexagon AB, Class B	5,300	289,124
II-VI, Inc.(a)	5,300	178,345
Intuit, Inc.	950	266,361
IPG Photonics Corporation(a)	1,200	153,204
Jack Henry & Associates, Inc.	1,800	269,172
Keyence Corporation	900	304,650
KLA Corporation	1,500	248,610
Logitech International, S.A.	7,500	334,725
MAXIMUS, Inc.	3,300	236,775
Monolithic Power Systems, Inc.	2,400	410,808
Murata Manufacturing Company Ltd.	6,200	362,080
Novanta, Inc.(a)	3,400	308,482
NXP Semiconductors N.V.	3,100	393,266
Open Text Corporation	6,500	292,435
PagSeguro Digital Ltd., Class A(a)	5,500	178,695
Palo Alto Networks, Inc.(a)	1,600	375,648
Paychex, Inc.	3,100	265,887
PayPal Holdings, Inc.(a)	2,800	318,892
Rogers Corporation(a)	1,940	228,435
salesforce.com, Inc.(a)	800	145,848
Silicon Motion Technology Corporation - ADR	7,400	339,586
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	6,000	323,640
Tokyo Electron Ltd. - ADR	6,400	354,560
Trade Desk, Inc. (The), Class A(a)	650	174,967
Tucows, Inc., Class A(a)	2,700	162,675
Tyler Technologies, Inc.(a)	2,100	679,728
Universal Display Corporation	2,100	369,957
WEX, Inc.(a)	900	195,228
Wirecard AG - ADR	2,300	165,669
		13,936,917
Materials — 4.91%
Air Liquide S.A.	2,310	334,996
Balchem Corporation	1,900	205,238
Berry Global Group, Inc.(a)	8,800	374,176
Eagle Materials, Inc.	1,600	145,872
Ferro Corporation(a)	10,100	138,168
Givaudan SA - ADR	4,800	315,888
Kirkland Lake Gold Ltd.	4,300	176,859
Livent Corporation(a)	18,500	174,085
Novozymes A/S - ADR	6,100	316,834
RPM International, Inc.	3,200	228,384
Sherwin-Williams Company (The)	500	278,495
Symrise AG - ADR	14,000	358,750
Westlake Chemical Corporation	1,900	116,280
		3,164,025
Real Estate — 3.77%
American Tower Corporation, Class A	1,150	266,501
Big Yellow Group plc	27,000	420,365
Equinix, Inc.	300	176,919
Equity LifeStyle Properties, Inc.	2,200	160,050
Federal Realty Investment Trust	2,500	312,550
Henderson Land Development Company Ltd. - ADR	60,393	269,957
Jones Lang LaSalle, Inc.	1,900	322,658

YORKTOWN GROWTH FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Lamar Advertising Company, Class A	3,300	$306,273
Sun Communities, Inc.	1,200	194,604
		2,429,877
Utilities — 0.43%
Ormat Technologies, Inc.	3,500	277,410

Total Common Stocks
(Cost $43,207,555)		62,854,560

Total Investments — 97.48%
(Cost $43,207,555)		62,854,560
Other Assets in Excess of Liabilities — 2.52%		1,623,369
Net Assets — 100.00%		$64,477,929

(a)	Non-income producing security.

ADR – American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2020

Fund Holdings (as a percentage of net assets)

Common Stocks	76.43%
Corporate Bonds and Notes	16.27%
Preferred Stocks	5.19%
Other	2.11%
100.00%

	Shares	Fair Value
COMMON STOCKS — 76.43%
Communication Services — 4.63%
AT&T, Inc.	4,400	$165,528
Comcast Corporation, Class A	3,000	129,570
Discovery, Inc., Series A(a)	7,200	210,672
Interpublic Group of Companies, Inc. (The)	15,200	345,040
KDDI Corporation - ADR	6,500	98,800
Walt Disney Company (The)	900	124,479
WPP plc - ADR	1,400	87,024
		1,161,113
Consumer Discretionary — 8.73%
Carter’s, Inc.	2,200	233,354
Compass Group plc - ADR	3,800	94,202
Garmin Ltd.	2,600	252,070
Industria de Diseno Textil S.A. - ADR	5,900	99,238
LCI Industries	2,100	226,737
M.D.C. Holdings, Inc.	6,000	252,840
Magna International, Inc.	1,600	81,104
Penske Automotive Group, Inc.	3,700	173,789
Royal Caribbean Cruises Ltd.	1,600	187,328
Tapestry, Inc.	5,200	134,004
Thor Industries, Inc.	4,000	322,080
Tractor Supply Company	1,400	130,130
		2,186,876
Consumer Staples — 2.33%
Alimentation Couche - Tard, Inc., Class B - ADR	4,500	150,374
Hormel Foods Corporation	4,100	193,766
McCormick & Company, Inc.	800	130,696
Spectrum Brands Holdings, Inc.	215	13,203
Unilever plc - ADR	1,600	95,632
		583,671
Energy — 1.15%
Devon Energy Corporation	5,400	117,288
Magellan Midstream Partners, LP	2,800	171,864
		289,152
Financials — 11.07%
American Express Company	1,100	142,857
Arthur J. Gallagher & Company	2,300	235,911
BlackRock, Inc.	400	210,940
Eaton Vance Corporation	4,600	210,450
Hong Kong Exchanges & Clearing Ltd. - ADR	2,600	85,909
Houlihan Lokey, Inc.	3,300	171,105
Interactive Brokers Group, Inc., Class A	3,100	145,700
Legg Mason, Inc.	5,900	230,985
Main Street Capital Corporation - BDC	4,600	198,122
Marsh & McLennan Companies, Inc.	2,100	234,906
Synchrony Financial	3,500	113,435
T. Rowe Price Group, Inc.	1,800	240,354
TD Ameritrade Holding Corporation	3,750	178,050
Tradeweb Markets, Inc.	8,100	374,058
		2,772,782
Health Care — 3.70%
Becton, Dickinson and Company	500	137,590
CVS Health Corporation	2,700	183,114
DENTSPLY SIRONA, Inc.	2,600	145,600
Novo Nordisk A/S - ADR	1,700	103,411

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Quest Diagnostics, Inc.	2,000	$221,340
ResMed, Inc.	850	135,125
		926,180
Industrials — 11.53%
Cummins, Inc.	800	127,976
Dover Corporation	2,200	250,470
Emerson Electric Company	1,800	128,934
Fastenal Company	6,200	216,256
FedEx Corporation	800	115,712
General Dynamics Corporation	1,000	175,440
IAA, Inc.(a)	3,400	160,684
Ingersoll-Rand plc	1,800	239,814
KAR Auction Services, Inc.	3,400	71,468
Legrand SA - ADR	7,000	111,930
ManpowerGroup, Inc.	2,400	219,576
PACCAR, Inc.	1,600	118,736
Parker-Hannifin Corporation	700	136,983
RELX plc - ADR	3,700	98,198
Snap-on, Inc.	1,000	159,630
Watsco, Inc.	2,400	417,408
Xylem, Inc.	1,700	138,822
		2,888,037
Information Technology — 8.98%
Accenture plc, Class A	1,200	246,252
Broadcom, Inc.	600	183,096
Globant S.A.(a)	1,300	159,510
j2 Global, Inc.	2,400	230,064
Magic Software Enterprises Ltd.	22,400	244,160
ManTech International Corporation, Class A	1,700	136,476
MKS Instruments, Inc.	1,800	188,676
Oracle Corporation	3,700	194,065
Skyworks Solutions, Inc.	2,500	282,875
Tokyo Electron Ltd. - ADR	4,900	271,460
Xilinx, Inc.	1,350	114,048
		2,250,682
Materials — 4.36%
Avery Dennison Corporation	1,800	236,232
Greif, Inc., Class A	4,200	169,764
Linde plc	600	121,878
Packaging Corporation of America	1,900	181,925
Rio Tinto plc - ADR	3,000	160,290
RPM International, Inc.	3,100	221,247
		1,091,336
Real Estate — 8.42%
American Campus Communities, Inc.	4,000	183,480
American Tower Corporation, Class A	1,000	231,740
AvalonBay Communities, Inc.	900	195,021
Crown Castle International Corporation	1,600	239,744
EastGroup Properties, Inc.	1,800	244,926
Healthcare Realty Trust, Inc.	5,500	198,330
Healthcare Trust of America, Inc., Class A	6,400	204,992
Jones Lang LaSalle, Inc.	1,400	237,748
National Retail Properties, Inc.	3,400	190,400
Weingarten Realty Investors	6,300	183,330
		2,109,711
Utilities — 11.53%
American Water Works Company, Inc.	1,900	258,780
Aqua America, Inc.	5,000	259,700
Dominion Energy, Inc.	2,500	214,375
DTE Energy Company	1,050	139,240
Duke Energy Corporation	2,000	195,260
El Paso Electric Company	3,500	238,315
Evergy, Inc.	3,000	216,480
Eversource Energy	2,500	231,100
NextEra Energy, Inc.	1,000	268,200
NorthWestern Corporation	2,800	215,516
Southern Company (The)	3,300	232,320
Spire, Inc.	2,200	185,504
Xcel Energy, Inc.	3,400	235,246
		2,890,036
Total Common Stocks
(Cost $16,215,983)		19,149,576

YORKTOWN CAPITAL INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
PREFERRED STOCKS — 5.19%
Financials — 5.19%
Fidus Investment Corporation, 6.00%	8,000	$206,000
Merchants Bancorp, Series A, 7.00%	40,000	1,092,800

Total Preferred Stocks
(Cost $1,200,000)		1,298,800

	Principal Amount
CORPORATE BONDS AND NOTES — 16.27%
Financials — 16.27%
Bank of New York Mellon Corporation, Series D, 4.50%, Perpetual (3MO LIBOR +246.0BPS)(b)	$1,000,000	1,013,195
Citigroup, Inc., Series D, 5.35%, Perpetual (3MO LIBOR +346.6BPS)(b)	1,000,000	1,045,490
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR +266bps)(b)	1,000,000	1,008,332
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.5bps)(b)	1,000,000	1,009,425
		4,076,442
Total Corporate Bonds and Notes
(Cost $3,937,651)		4,076,442

Total Investments — 97.89%
(Cost $21,353,634)		24,524,818
Other Assets in Excess of Liabilities — 2.11%		529,442
Net Assets — 100.00%		$25,054,260

(a)	Non-income producing security.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

ADR – American Depositary Receipt

BDC – Business Development Company

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Asset Income Fund

SCHEDULE OF INVESTMENTS

January 31, 2020

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	67.58%
Common Stocks	11.62%
Securitized Debt Obligations	6.29%
Preferred Stocks	5.29%
Repurchase Agreements	3.09%
Collateralized Loan Obligations	2.00%
Investment Companies	1.49%
Other	2.64%
100.00%

	Shares	Fair Value
COMMON STOCKS — 11.62%
Communication Services — 0.51%
AT&T, Inc.	28,500	$1,072,170
Interpublic Group of Companies, Inc. (The)	46,700	1,060,090
Verizon Communications, Inc.	20,000	1,188,800
		3,321,060
Consumer Discretionary — 1.06%
Bluegreen Vacations Corporation	108,500	996,030
Carnival Corporation	35,400	1,540,962
Carnival plc - ADR	22,900	941,190
LCI Industries	6,500	701,805
Penske Automotive Group, Inc.	13,100	615,307
PetMed Express, Inc.	41,300	1,041,173
Tapestry, Inc.	39,100	1,007,607
		6,844,074
Consumer Staples — 0.67%
Altria Group, Inc.	8,800	418,264
British American Tobacco plc - ADR	14,700	647,535
Bunge Ltd.	5,000	262,150
Kraft Heinz Company (The)	18,200	531,440
Molson Coors Brewing Company, Class B	17,500	972,650
Philip Morris International, Inc.	12,000	992,400
Weis Markets, Inc.	14,500	532,005
		4,356,444
Energy — 1.35%
BP plc - ADR	27,500	993,575
Chevron Corporation	10,000	1,071,400
China Petroleum & Chemical Corporation - ADR	7,700	403,711
CVR Energy, Inc.	12,100	418,781
Magellan Midstream Partners, LP	9,500	583,110
Occidental Petroleum Corporation	8,000	317,760
ONEOK, Inc.	10,000	748,700
Phillips 66	9,500	868,015
Royal Dutch Shell plc, Class A - ADR	18,000	938,700
Shell Midstream Partners, LP	32,000	628,800
Total S.A. - ADR	9,000	437,310
Valero Energy Corporation	6,000	505,860
Williams Companies, Inc. (The)	40,000	827,600
		8,743,322
Financials — 2.32%
Apollo Global Management, Inc.	24,800	1,173,536
Ares Management Corporation, Class A	36,000	1,298,160
BlackRock, Inc.	2,000	1,054,700
Compass Diversified Holdings LLC - MLP	15,000	349,350
Eaton Vance Corporation	14,500	663,375
Federated Investors, Inc., Class B	18,300	663,009
First Hawaiian, Inc.	70,000	2,034,200
Invesco Ltd.	36,000	622,800
Janus Henderson Group plc	51,800	1,308,986
KeyCorp	63,500	1,188,085

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
Lazard Ltd., Class A - MLP	20,000	$839,200
Moelis & Company, Class A	2,200	79,200
Navient Corporation	10,000	143,800
Old Republic International Corporation	13,000	293,150
People’s United Financial, Inc.	59,000	909,780
Prudential Financial, Inc.	18,000	1,639,080
Synchrony Financial	23,500	761,635
		15,022,046
Health Care — 0.53%
AbbVie, Inc.	17,000	1,377,340
Bristol-Myers Squibb Company	13,400	843,530
Cardinal Health, Inc.	2,000	102,420
CVS Health Corporation	16,500	1,119,030
		3,442,320
Industrials — 1.43%
Aircastle Ltd.	30,000	962,700
Applied Industrial Technologies, Inc.	13,700	884,609
Caterpillar, Inc.	8,000	1,050,800
Covanta Holding Corporation	40,000	599,200
Cummins, Inc.	7,500	1,199,775
Deere & Company	5,300	840,474
H&E Equipment Services, Inc.	34,600	938,006
Healthcare Services Group, Inc.	26,000	665,600
Knoll, Inc.	47,000	1,163,720
United Parcel Service, Inc., Class B	9,000	931,680
		9,236,564
Information Technology — 0.80%
Broadcom, Inc.	5,300	1,617,348
Broadridge Financial Solutions, Inc.	7,200	857,880
Ituran Location and Control Ltd.	23,300	593,684
Lam Research Corporation	5,000	1,491,050
Western Digital Corporation	9,700	635,350
		5,195,312
Materials — 1.91%
Corteva, Inc.	8,333	240,991
Dow, Inc.	23,633	1,088,772
Greif, Inc., Class A	12,200	493,124
International Paper Company	33,600	1,368,192
LyondellBasell Industries N.V., Class A	10,000	778,600
MMC Norilsk Nickel PJSC - ADR	46,700	1,506,542
Norbord, Inc.	41,000	1,203,350
Packaging Corporation of America	6,200	593,650
Rio Tinto plc - ADR	10,000	534,300
Schweitzer-Mauduit International, Inc.	20,000	700,600
Sinopec Shanghai Petrochemical Company Ltd. - ADR	35,400	901,992
Southern Copper Corporation	31,800	1,198,224
Ternium SA - ADR	56,600	1,184,638
WestRock Company	15,000	585,000
		12,377,975
Real Estate — 0.38%
Crown Castle International Corporation	7,000	1,048,880
Newmark Group, Inc., Class A	119,000	1,400,630
		2,449,510
Utilities — 0.66%
CenterPoint Energy, Inc.	33,100	876,488
Dominion Energy, Inc.	15,300	1,311,975
PPL Corporation	34,000	1,230,460
Southern Company (The)	11,400	802,560
		4,221,483
Total Common Stocks
(Cost $74,891,352)		75,210,110

PREFERRED STOCKS — 5.29%
Consumer Discretionary — 0.16%
QVC, Inc., 6.25%	40,000	1,020,000

Energy — 0.87%
NuStar Energy LP, Series A, 8.50%	140,000	3,458,000
NuStar Energy LP, Series B, 7.63%	50,000	1,136,500

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
NuStar Energy LP, Series C, 9.00%	40,000	$1,009,200
		5,603,700
Financials — 3.91%
Aegon Funding Corporation II, 5.10%	40,000	1,032,800
B. Riley Financial, Inc., 6.50%	40,000	1,010,000
B. Riley Financial, Inc., 6.75%	80,000	2,025,600
B. Riley Financial, Inc., 7.25%	60,000	1,524,000
B. Riley Financial, Inc., 7.50%	35,468	894,148
Capital One Finance Corporation, Series I, 5.00%	17,298	441,964
Citizens Financial Group, Inc., Series E, 5.00%	100,000	2,550,000
Compass Diversified Holdings LLC, Series A, 7.25%	101,400	2,652,624
Compass Diversified Holdings LLC, Series B, 7.88%	20,000	529,800
Dime Community Bancshares, Inc., Series A, 5.50%	80,000	2,054,400
First Horizon Bank, 3.75% (a)	1,000	802,500
GMAC Capital Trust I, Series 2, 7.69%	50,000	1,332,500
Landmark Infrastructure Partners LP, Series C, 7.04%	10,000	261,300
Merchants Bancorp, Series A, 7.00%	80,000	2,185,600
Merchants Bancorp, Series B, 6.00%	40,000	1,056,000
Northern Trust Corporation, Series E, 4.70%	20,000	524,800
NuStar Logistics LP, 8.57%	29,000	767,630
Regions Financial Corporation, Series C, 5.70%	40,000	1,140,400
Two Harbors Investment Corporation, Series A, 8.13%	25,000	732,750
Two Harbors Investment Corporation, Series B, 7.63%	30,000	840,600
Two Harbors Investment Corporation, Series D, 7.75%	38,500	985,215
		25,344,631
Industrials — 0.35%
CAI International, Inc., Series A, 8.50%	10,000	269,958
Global Ship Lease, Inc., 8.00%	80,000	2,004,000
		2,273,958
Total Preferred Stocks
(Cost $33,352,605)		34,242,289

	Principal Amount
CORPORATE BONDS AND NOTES — 67.58%
Communication Services — 1.08%
Hughes Satellite Systems Corporation, 5.25%, 8/1/2026	$250,000	271,937
Qwest Corporation, 7.25%, 9/15/2025	2,000,000	2,304,627
United States Cellular Corporation, 6.70%, 12/15/2033	2,540,000	2,884,989
Univision Communications, Inc., 5.13%, 5/15/2023 (a)	1,500,000	1,503,750
		6,965,303
Consumer Discretionary — 4.21%
ADT Security Corporation/The, 4.88%, 7/15/2032 (a)	3,500,000	3,263,137
Conn’s, Inc., 7.25%, 7/15/2022	3,500,000	3,492,342
Hertz Corporation, 5.50%, 10/15/2024 (a)	3,000,000	3,049,995
HLF Financing SaRL, LLC, 7.25%, 8/15/2026 (a)	1,500,000	1,565,625
L Brands, Inc., 6.88%, 11/1/2035	3,000,000	3,012,825
Liberty Interactive LLC, 8.25%, 2/1/2030	2,000,000	2,033,700

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Quad Graphics, Inc., 7.00%, 5/1/2022	$1,568,000	$1,494,009
Signet UK Finance plc, 4.70%, 6/15/2024	2,121,000	2,042,343
Stena International SA, 5.75%, 3/1/2024 (a)	3,730,000	3,817,413
Wolverine World Wide, Inc., 5.00%, 9/1/2026 (a)	3,379,000	3,497,265
		27,268,654
Consumer Staples — 4.06%
Avon Products, Inc., 7.00%, 3/15/2023	3,000,000	3,300,936
JBS Investments II GmbH, 7.00%, 1/15/2026 (a)	4,000,000	4,361,320
Land O’ Lakes, Inc., 7.25%, Perpetual (a)	3,500,000	3,328,273
Land O’ Lakes, Inc., 8.00%, Perpetual (a)	2,000,000	2,020,000
Louis Dreyfus Company BV, 5.25%, 6/13/2023	3,000,000	3,089,880
Pilgrim’s Pride Corporation, 5.75%, 3/15/2025 (a)	6,640,000	6,836,444
Vector Group Ltd., 6.13%, 2/1/2025 (a)	3,345,000	3,336,604
		26,273,457
Energy — 6.69%
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022 (a)	2,000,000	1,964,987
CNX Resources Corporation, 5.88%, 4/15/2022	1,000,000	990,000
DCP Midstream LP, Series A, 7.38%, Perpetual (3MO LIBOR + 514.8bps)(b)	1,000,000	946,745
Energy Transfer Partners LP, Series A, 6.25%, Perpetual (3MO LIBOR + 402.8bps)(b)	2,920,000	2,779,095
MEG Energy Corporation, 7.00%, 3/31/2024 (a)	2,990,000	3,018,659
MPLX LP, 6.88%, Perpetual (3MO LIBOR + 465.2bps)(b)	4,699,000	4,736,545
Murphy Oil Corporation, 7.05%, 5/1/2029	759,000	838,959
PBF Holding Company LLC, 7.00%, 11/15/2023	4,681,000	4,863,629
PBF Holding Company LLC, 7.25%, 6/15/2025	7,025,000	7,475,759
PBF Logistics, LP, 6.88%, 5/15/2023	3,000,000	3,089,970
Plains All American Pipeline LP, Series B, 6.13%, 12/31/2049 (3MO LIBOR + 411.0bps)(b)	3,500,000	3,248,157
Teekay Offshore Partners, LP, 8.50%, 7/15/2023 (a)	1,996,000	2,042,617
Tidewater, Inc., 8.00%, 8/1/2022	1,686,549	1,762,970
Transocean, Inc., 9.00%, 7/15/2023 (a)	5,150,000	5,543,898
		43,301,990
Financials — 35.71%
Allegiance Bancshares, Inc., 4.70%, 10/1/2029 (3MO LIBOR + 313.0bps)(b)	1,000,000	1,026,562
American Express Company, Series C, 4.90%, Perpetual (3MO LIBOR + 328.5bps)(b)	1,000,000	1,000,980
AmTrust Financial Services, Inc., 6.13%, 8/15/2023	5,200,000	5,361,194
Assurant, Inc., 7.00%, 3/27/2048	1,000,000	1,133,185
Assured Guaranty Municipal Holdings, Inc., 6.40%, 12/15/2066 (a),(b)	2,000,000	2,126,650
Banco Bilbao Vizcaya Argentaria S.A., 6.13%, Perpetual (USSW5 + 387.0bps)(b)	1,000,000	1,053,015

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Banco Bilbao Vizcaya Argentaria S.A., Series 9, 6.50%, Perpetual (H15T5Y + 519.2bps)(b)	$4,900,000	$5,221,906
Bank of Nova Scotia/The, 4.65%, Perpetual	3,400,000	3,459,126
Barclays plc, 4.84%, 5/9/2028	2,000,000	2,231,290
Barclays plc, 5.09%, 6/20/2030 (3MO LIBOR + 305.4bps)(b)	1,500,000	1,724,469
BBVA Bancomer S.A., 5.13%, 1/18/2033 (H15T5Y + 265.0bps)(b)	3,000,000	3,202,575
BNP Paribas SA, 6.63%, Perpetual (USSW5 + 414.9bps)(a),(b)	4,000,000	4,362,780
Brighthouse Financial, Inc., 3.70%, 6/22/2027	3,000,000	3,041,391
Cadence BanCorp, 4.75%, 6/30/2029 (3MO LIBOR + 303.0bps)(b)	1,500,000	1,548,626
Central Bancshares, Inc., 5.75%, 6/30/2029 (3MO LIBOR + 387.0bps)(a),(b)	2,000,000	2,065,308
Citadel LP, 5.38%, 1/17/2023 (a)	5,000,000	5,365,072
Citadel LP, 4.88%, 1/15/2027 (a)	3,000,000	3,251,217
Citigroup, Inc., 3.59%, Perpetual (3MO LIBOR + 405.9bps)(b)	2,000,000	2,010,310
Citigroup, Inc., 4.70%, Perpetual (SOFRRATE + 323.4bps)(b)	500,000	510,312
Citigroup, Inc., 5.90%, Perpetual (b)	2,000,000	2,136,520
Citizens Financial Group, Inc., Series C, 6.38%, Perpetual (3MO LIBOR + 315.7bps)(b)	1,500,000	1,606,042
CNO Financial Group, Inc., 5.25%, 5/30/2025	2,500,000	2,810,412
Commerzbank AG, 7.00%, Perpetual (USISDA05 + 522.8bps)(b)	2,000,000	2,167,506
ConnectOne Bancorp, Inc., 5.20%, 2/1/2028 (3MO LIBOR + 284.0bps)(b)	2,000,000	2,064,440
Cowen, Inc., 7.25%, 5/6/2024 (a)	4,000,000	4,199,463
Credit Suisse Group AG, 5.10%, Perpetual (H15T5Y + 329.3bps)(a),(b)	500,000	505,625
Credit Suisse Group AG, 7.25%, Perpetual (USSW5 + 433.2bps)(a),(b)	3,000,000	3,403,335
Discover Financial Services, Series C, 5.50%, Perpetual (3MO LIBOR + 307.6bps)(b)	1,334,000	1,418,115
Enstar Group Ltd., 4.95%, 6/1/2029	5,000,000	5,591,052
Everest Reinsurance Holdings, Inc., 4.30%, 5/15/2037 (3MO LIBOR + 238.5bps)(b)	10,902,000	10,560,059
F&M Financial Services Corporation, 5.95%, 9/15/2029 (SOFRRATE + 484.0bps)(a),(b)	4,000,000	4,129,223
FedNat Holding Company, 7.50%, 3/15/2029 (a)	3,000,000	3,226,043
Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/2025 (a)	2,000,000	2,134,980
Fifth Third Bancorp, Series J, 5.07%, Perpetual (3MO LIBOR + 312.9bps)(b)	4,000,000	4,011,080
Fifth Third Bancorp, 5.10%, Perpetual (3MO LIBOR + 303.3bps)(b)	1,000,000	1,035,695
First Financial Bancorp, 5.13%, 8/25/2025	2,400,000	2,572,088

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
FS Energy & Power Fund, 7.50%, 8/15/2023 (a)	$5,100,000	$5,263,736
Genworth Holdings, Inc., 7.63%, 9/24/2021	3,268,000	3,455,093
Global Aircraft Leasing Company, Ltd., 6.50%, 9/15/2024 (a)	2,205,000	2,261,338
Goldman Sachs Group, Inc., Series P, 5.00%, 11/10/2069 (3MO LIBOR + 287.4bps)(b)	6,000,000	6,102,060
Hallmark Financial Services, Inc., 6.25%, 8/15/2029	2,000,000	2,105,000
Hartford Financial Services Group, Inc., 4.04%, 2/12/2047 (3MO LIBOR + 212.5bps)(a),(b)	6,117,000	5,898,287
HSBC Holdings plc, 6.00%, Perpetual (USISDA05 + 374.60bps)(b)	5,000,000	5,366,675
Icahn Enterprises LP/Icahn Enterprises Finance, 6.25%, 5/15/2026	1,000,000	1,051,554
Icahn Enterprises LP/Icahn Enterprises Finance, 5.25%, 5/15/2027 (a)	2,000,000	2,012,520
ILFC E-Capital Trust I, 3.90%, 12/21/2065 (USD CMT 30YR + 155.0bps)(a),(b)	2,250,000	1,792,676
ILFC E-Capital Trust I, 3.90%, 12/21/2065 (USD CMT 30YR + 155.0bps)(b)	590,000	470,080
ILFC E-Capital Trust II, 4.15%, 12/21/2065 (H15T30Y + 180.0bps)(a),(b)	1,000,000	828,505
ING Groep NV, 5.75%, Perpetual (H15T5Y + 432.2bps)(b)	1,000,000	1,071,335
Intesa Sanpaolo SpA, 5.71%, 1/15/2026	4,000,000	4,436,403
Investar Holding Corporation, 5.13%, 12/30/2029 (b)	1,000,000	1,025,197
Jefferies Finance, LLC, 7.25%, 8/15/2024 (a)	4,354,000	4,497,312
JPMorgan Chase & Company, Series CC, 4.63%, Perpetual (3MO LIBOR + 258.0bps)(b)	2,000,000	2,039,020
JPMorgan Chase & Company, Series V, 5.23%, Perpetual (3MO LIBOR + 332.0bps) (b)	4,000,000	4,036,580
Ladder Capital Finance Holdings LLLP, 5.25%, 10/1/2025 (a)	2,301,000	2,370,985
Lincoln National Corporation, 3.86%, 4/20/2067 (3MO LIBOR + 204.0bps)(b)	5,623,000	4,845,592
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 449.6bps)(b)	2,000,000	2,288,890
Lloyds Banking Group plc, 7.50%, Perpetual (USSW5 + 476.0bps)(b)	3,000,000	3,367,275
Macquarie Bank Ltd./London, 6.13%, 3/2/2167 (USSW5 + 370.3bps)(a),(b)	1,000,000	1,063,335
Meridian Corporation, 5.38%, 12/30/2029 (SOFRRATE + 395.0bps)(b)	2,000,000	2,116,685
MetLife, Inc., Series C, 5.25%, Perpetual (3MO LIBOR +357.5bps)(b)	2,000,000	2,018,850
Midland States Bancorp, Inc., 5.00%, 9/30/2029 (SOFRRATE + 361.0bps)(b)	4,000,000	4,098,500
Millennium Consolidated Holdings LLC, 7.50%, 6/30/2023	4,000,000	4,181,673
Minnwest Corporation, Series AI, 5.88%, 7/15/2028 (3MO LIBOR + 298.0bps)(b)	400,000	416,425

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Morgan Stanley, Series H, 5.44%, Perpetual (3MO LIBOR +361.0bps)(b)	$3,000,000	$3,020,235
Ohio National Financial Services, Inc., 5.55%, 1/24/2030 (a)	4,000,000	4,114,180
PennyMac Corporation, 5.38%, 5/1/2020 (c)	4,000,000	4,040,086
PRA Group, Inc., 3.00%, 8/1/2020 (c)	6,795,000	6,799,594
Prime Security Services Borrower LLC, 5.75%, 4/15/2026 (a)	2,000,000	2,113,748
Reinsurance Group of America, 4.56%, 12/15/2065 (3MO LIBOR + 266.5bps)(b)	1,600,000	1,538,792
Reliant Bancorp, Inc., 5.13%, 12/15/2029 (b)	1,000,000	1,018,354
Royal Bank of Scotland Group plc, 8.63%, Perpetual (USSW5 + 759.8bps)(b)	3,000,000	3,245,325
Royal Bank of Scotland plc, 6.13%, 12/15/2022	2,000,000	2,192,421
Springleaf Finance Corporation, 5.38%, 11/15/2029	1,000,000	1,041,750
Standard Life Aberdeen plc, 4.25%, 6/30/2028	1,550,000	1,617,764
Synovus Financial Corporation, 5.90%, 2/7/2029 (USSW5 + 337.9bps)(b)	3,000,000	3,224,925
Truist Financial Corporation, Series N, 4.80%, Perpetual (H15T5Y + 300.3bps)(b)	3,000,000	3,095,595
Truist Financial Corporation, Series M, 5.13%, Perpetual (3MO LIBOR + 278.6bps)(b)	2,000,000	2,106,630
UniCredit SpA, 7.83%, 12/4/2023 (a)	3,000,000	3,541,876
UniCredit SpA, 5.86%, 6/19/2032 (USISDA05 + 370.3bps)(a),(b)	2,000,000	2,148,600
Unifin Financiera S.A.B. de CV Sociedad Financiera de Objeto Multiple, Entidad No Regulada, 8.38%, 1/27/2028 (a)	1,000,000	1,061,250
Volunteer State Bancshares, Inc., 5.75%, 11/15/2029 (b)	1,500,000	1,536,101
		231,206,453
Health Care — 0.63%
MEDNAX, Inc., 6.25%, 1/15/2027 (a)	2,000,000	2,042,550
Perrigo Finance Unlimited Company, 4.90%, 12/15/2044	2,000,000	2,018,231
		4,060,781
Industrials — 3.50%
Alcoa Nederland Holding BV, 6.75%, 9/30/2024 (a)	3,036,000	3,195,663
General Electric Company, Series D, 5.00%, Perpetual (3MO LIBOR + 333.0bps)(b)	2,300,000	2,293,112
Global Ship Lease, Inc., 9.88%, 11/15/2022 (a)	3,957,000	4,121,461
Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.50%, 11/15/2023	3,308,911	3,332,045
Mueller Industries, Inc., 6.00%, 3/1/2027	6,467,000	6,614,755
R.R. Donnelley & Sons Company, 6.50%, 11/15/2023	1,000,000	1,015,415
Textron Financial Corporation, 3.65%, 2/15/2042 (3MO LIBOR + 173.5bps)(a),(b)	2,600,000	2,123,420
		22,695,871
Information Technology — 4.73%
Dell, Inc., 8.35%, 7/15/2046 (a)	3,000,000	4,195,002
HP, Inc., 6.00%, 9/15/2041	2,538,000	2,936,038
Ingram Micro, Inc., 5.00%, 8/10/2022	3,040,000	3,141,836

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
MagaChip Semiconductor Corporation, 6.63%, 7/15/2021	$4,700,000	$4,713,630
Pitney Bowes, Inc., 5.20%, 4/1/2023 (b)	3,795,000	3,787,087
Seagate HDD Cayman, 4.88%, 6/1/2027	3,500,000	3,783,987
Seagate HDD Cayman, 5.75%, 12/1/2034	2,180,000	2,368,868
Unisys Corporation, 10.75%, 4/15/2022 (a)	5,300,000	5,672,654
		30,599,102
Materials — 4.18%
Century Aluminum Company, 7.50%, 6/1/2021 (a)	2,119,000	2,103,955
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (a)	5,500,000	5,496,040
First Quantum Minerals Ltd., 7.25%, 4/1/2023 (a)	4,680,000	4,657,583
Freeport-McMoRan, Inc., 5.25%, 9/1/2029	1,000,000	1,061,850
Kinross Gold Corporation, 6.88%, 9/1/2041	4,500,000	5,505,458
Mercer International, Inc., 6.50%, 2/1/2024	2,000,000	2,070,830
Norbord, Inc., 6.25%, 4/15/2023 (a)	3,400,000	3,690,411
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,381,000	1,444,857
Unigel Luxembourg SA, 8.75%, 10/1/2026 (a)	1,000,000	1,038,372
		27,069,356
Real Estate — 0.15%
Colony NorthStar, Inc., 5.00%, 4/15/2023 (c)	1,000,000	1,000,000

Structured Notes — 1.13%
Morgan Stanley Contingent Income Securities, Russell 2000 Index and EURO STOXX 50 Index MTN, 7.70%, 6/28/2028 (b)	3,000,000	3,667,800
Morgan Stanley Contingent Income Securities, S&P 500 Index, Russell 2000 Index and EURO STOXX 50 Index, 8.00%, 3/13/2029 (b)	3,000,000	3,640,800
		7,308,600
Utilities — 1.51%
PPL Capital Funding, Inc., Series A, 4.63%, 3/30/2067 (3MO LIBOR + 266.5bps)(b)	7,000,000	6,860,315
Rockpoint Gas Storage Canada Ltd., 7.00%, 3/31/2023 (a)	3,000,000	2,939,370
		9,799,685
Total Corporate Bonds and Notes
(Cost $421,344,443)		437,549,252

SECURITIZED DEBT OBLIGATIONS — 6.29%
Asset Backed Securities — 6.29%
American Credit Acceptance Receivables Trust, Series 2019-2, Class E, 4.29%, 12/10/2021 (a)	2,000,000	2,047,247
American Credit Acceptance Receivables Trust, Series 2019-3, Class F, 5.42%, 5/12/2026 (a)	550,000	557,106
Business Jet Securities LLC, Series 2018-1, Class C, 7.75%, 2/15/2033 (a)	2,062,946	2,143,906
Carvana Auto Receivables Trust, Series 2019-2A, Class E, 5.01%, 4/15/2026 (a)	750,000	771,541
Conn’s Receivables Funding LLC, Series 2019-B, Class C, 4.60%, 11/15/2021 (a)	1,000,000	1,009,434
Continental Credit Card LLC, Series 2019-1A, Class C, 6.16%, 3/15/2023 (a)	3,000,000	3,079,477

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	$2,309,465	$2,373,865
First Investors Auto Owner Trust, Series 2019-2A, Class F, 5.69%, 10/16/2023 (a)	2,000,000	2,027,282
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class F, 4.62%, 6/15/2027 (a)	250,000	252,788
KDAC Aviation Finance Ltd., Series 2017-1A, Class C, 7.39%, 6/15/2023 (a)	2,006,566	2,072,760
MAPS Ltd., Series 2019-1A, Class C, 7.39%, 2/17/2026 (a)	3,471,090	3,627,896
ME Funding LLC, Series 2019-1, Class A2, 6.45%, 7/30/2024 (a)	2,985,000	3,200,542
METAL Cayman LLC, Series 2017-1, Class B, 6.50%, 10/15/2042 (a)	3,393,569	3,553,507
Mosaic Solar Loans LLC, Series 2017-2A, Class D, 0.00%, 6/22/2043 (a)	2,649,342	2,506,768
Sapphire Aviation Finance I Ltd., Series 2018-1A, Class C, 7.39%, 3/15/2040 (a)	2,696,805	2,751,160
SCF Equipment Leasing LLC, Series 19-1A, Class F, 6.00%, 4/20/2030 (a)	2,775,092	2,793,509
United Auto Credit Securitization Trust, Series 2019-1, Class E, 4.29%, 8/12/2024 (a)	500,000	509,644
US Auto Funding LLC, Series 2019-1A, Class D, 8.06%, 3/15/2023 (a)	2,000,000	2,071,270
Westlake Automobile Receivables Trust, Series 2018-3A, Class F, 6.02%, 2/18/2025 (a)	3,255,000	3,374,875

Total Securitized Debt Obligations
(Cost $40,217,705)		40,724,577

	Principal Amount	Fair Value
COLLATERALIZED LOAN OBLIGATIONS — 2.00%
Atrium XII, Series 12A, Class CR, 3.45%, 4/22/2027 (3MO LIBOR + 165.0bps)(a),(b)	$2,500,000	$2,505,445
Hildene TruPS Financials Note Securitization Ltd., Series 2019-2A, Class A2, 4.35%, 5/22/2039 (3MO LIBOR + 245bps)(a),(b)	3,000,000	2,973,750
Oaktree CLO Ltd., Series 2019-4A, Class C, 4.87%, 10/20/2032 (a),(b)	1,500,000	1,502,646
Wellfleet CLO Ltd., Series 2016-1A, Class CR, 3.82%, 4/20/2028 (3MO LIBOR + 200.0bps)(a),(b)	3,000,000	2,987,733
Zais CLO5 Ltd., Series 2016-2A, Class B, 5.13%, 10/15/2028 (3MO LIBOR + 330.0bps)(a),(b)	3,000,000	3,006,954

Total Collateralized Loan Obligations
(Cost $12,965,003)		12,976,528

YORKTOWN MULTI-ASSET INCOME FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
REPURCHASE AGREEMENTS — 3.09%
Tri-Party Repurchase Agreement with South Street Securities BNY Mellon Tri-Party, 1.63%, dated 1/31/2020 and maturing 2/3/2020, maturity value $20,002,717, collateralized by U.S. Government Agencies with rates ranging 2.41% to 6.50% and maturity dates from 7/1/2021 to 2/15/2061 with a par value of $296,118,391 and a collateral value of $20,400,000.	$20,000,000	$20,000,000

Total Repurchase Agreements
(Cost $20,000,000)		20,000,000

	Shares	Fair Value
INVESTMENT COMPANIES — 1.49%(d)
Open-End Funds — 1.49%
Yorktown Small Cap Fund, Institutional Class	790,081	$9,662,695

Total Investment Companies
(Cost $8,059,209)		9,662,695
Total Investments — 97.36%
(Cost $610,830,317)		630,365,451
Other Assets in Excess of Liabilities — 2.64%		17,097,845
Net Assets — 100.00%		$647,463,296

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as January 31, 2020 was $220,112,972, representing 34.00% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Convertible bond.

(d)	Affiliated issuer.

ADR – American Depositary Receipt

MLP – Master Limited Partnership

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

SCHEDULE OF INVESTMENTS

January 31, 2020

Fund Holdings (as a percentage of net assets)

Corporate Bonds and Notes	61.45%
Securitized Debt Obligations	28.56%
Commercial Paper	4.40%
Collateralized Loan Obligations	3.83%
Municipal Bonds	0.17%
Other	1.59%
100.00%

	Principal Amount	Fair Value
CORPORATE BONDS AND NOTES — 61.45%
Communication Services — 0.33%
Sprint Spectrum Company, LP, Series 2016-1, 3.36%, 3/20/2023 (a)	$1,846,688	$1,864,000

Consumer Discretionary — 6.98%
Autonation, Inc., 3.50%, 11/15/2024	4,000,000	4,198,147
Daimler Finance North America LLC, 2.81%, 2/15/2022 (3MO LIBOR + 90.0bps)(a),(b)	1,000,000	1,011,171
Ford Motor Credit Company LLC, 5.88%, 8/2/2021	340,000	356,951
Ford Motor Credit Company LLC, 3.35%, 11/1/2022	1,000,000	1,015,186
Ford Motor Credit Company LLC, 3.10%, 5/4/2023	458,000	461,481
General Motors Financial Company, Inc., 4.20%, 3/1/2021	764,000	780,728
General Motors Financial Company, Inc., 3.01%, 11/6/2021 (3MO LIBOR + 110.0bps)(b)	3,000,000	3,016,345
General Motors Financial Company, Inc., 3.27%, 6/30/2022 (3MO LIBOR + 131.0bps)(b)	2,000,000	2,019,780
Hyundai Capital America, 2.55%, 4/3/2020 (a)	1,000,000	1,000,661
Hyundai Capital America, 2.90%, 9/18/2020 (3MO LIBOR + 100.0bps)(a),(b)	1,000,000	1,004,148
Hyundai Capital America, 3.25%, 9/20/2022 (a)	2,080,000	2,139,885
Hyundai Capital America, 2.85%, 11/1/2022 (a)	500,000	509,303
Hyundai Capital America, 4.30%, 2/1/2024 (a)	1,000,000	1,071,782
Lear Corporation, 5.25%, 1/15/2025	2,500,000	2,572,719
Macy’s Retail Holdings, Inc., 9.50%, 4/15/2021	456,300	464,953
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021 (a)	2,645,000	2,691,708
Nexteer Automotive Group Ltd., 5.88%, 11/15/2021	1,800,000	1,831,786
Nissan Motor Acceptance Corporation, 2.41%, 3/15/2021 (3MO LIBOR + 52.0bps)(a),(b)	760,000	760,881
Nissan Motor Acceptance Corporation, 2.65%, 9/28/2022 (3MO LIBOR + 69.0bps)(a),(b)	2,000,000	2,000,813
QVC, Inc., 5.13%, 7/2/2022	1,994,000	2,115,773
QVC, Inc., 4.38%, 3/15/2023	2,636,000	2,732,190
ZF North America Capital, Inc., 4.00%, 4/29/2020 (a)	4,820,000	4,838,312
ZF North America Capital, Inc., 4.00%, 4/29/2020	550,000	552,090
		39,146,793

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Consumer Staples — 1.47%
Bacardi Ltd., 4.50%, 1/15/2021 (a)	$500,000	$508,676
Bunge Limited Finance Corporation, 4.35%, 3/15/2024	3,000,000	3,197,267
Dollar Tree, Inc., 2.54%, 4/17/2020 (3MO LIBOR + 70.0bps)(b)	166,000	166,020
Kraft Heinz Foods Company, 4.88%, 2/15/2025 (a)	934,000	958,513
Walgreen Company, 3.10%, 9/15/2022	1,000,000	1,028,961
Walgreens Boots Alliance, Inc., 3.80%, 11/18/2024	2,250,000	2,384,553
		8,243,990
Energy — 3.63%
Andeavor, 5.38%, 10/1/2022	1,390,000	1,404,055
Continental Resources, Inc., 5.00%, 9/15/2022	2,102,000	2,114,106
MPLX LP, 6.25%, 10/15/2022 (a)	7,747,000	7,898,428
MPLX LP, 6.38%, 5/1/2024 (a)	5,006,000	5,206,899
Phillips 66, 2.52%, 2/26/2021 (3MO LIBOR + 60.0bps)(b)	1,060,000	1,060,147
Texas Gas Transmission LLC, 4.50%, 2/1/2021 (a)	930,000	945,786
Williams Companies, Inc. (The), 7.88%, 9/1/2021	1,605,000	1,747,906
		20,377,327
Financials — 37.74%
AerCap Ireland Capital, 3.50%, 1/15/2025	2,000,000	2,099,510
AIB Group plc, 4.26%, 4/10/2025 (3MO LIBOR + 187.4bps)(a),(b)	3,000,000	3,213,553
Air Lease Corporation, 2.25%, 1/15/2023	250,000	252,276
Aircastle Ltd., 7.63%, 4/15/2020	1,317,000	1,331,348
Ally Financial, Inc., 4.63%, 5/19/2022	2,000,000	2,106,250
Antares Holdings, LP, 6.00%, 8/15/2023 (a)	3,000,000	3,212,828
Associated Banc-Corp, 4.25%, 1/15/2025	1,401,000	1,510,623
Assurant, Inc., 4.00%, 3/15/2023	416,000	438,523
Athene Global Funding, 4.00%, 1/25/2022 (a)	2,000,000	2,080,489
Athene Global Funding, 3.14%, 7/1/2022 (3MO LIBOR + 123.0bps)(a),(b)	2,000,000	2,040,660
Athene Global Funding, 2.75%, 6/25/2024 (a)	1,250,000	1,284,455
Avolon Holdings Funding Ltd., 3.63%, 5/1/2022 (a)	1,000,000	1,031,030
Banco Santander SA, 2.97%, 4/12/2023 (3MO LIBOR + 112bps)(b)	1,200,000	1,210,804
Banco Santander SA, 2.70%, 1/10/2025 (a)	150,000	151,052
Banco Santander SA, 5.18%, 11/19/2025	400,000	455,427
Bank of America Corporation, 2.80%, 4/24/2023 (3MO LIBOR + 100.0bps)(b)	2,000,000	2,025,476
Bank of America Corporation, MTN, 2.56%, 12/1/2026 (b)	1,712,000	1,668,956
Bank of Ireland Group plc, 4.50%, 11/25/2023 (a)	3,465,000	3,735,579
Barclays plc, 3.68%, 1/10/2023	1,000,000	1,029,433
Barclays plc, 4.61%, 2/15/2023 (3MO LIBOR + 135.6bps)(b)	2,000,000	2,096,493
Barclays plc, 3.28%, 5/16/2024 (3MO LIBOR + 138.0bps)(b)	1,000,000	1,014,877
Barclays plc, 4.34%, 5/16/2024 (3MO LIBOR + 140.0bps)(b)	2,000,000	2,130,334
BGC Partners, Inc., 3.75%, 10/1/2024	4,000,000	4,089,782

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
BPCE SA, 3.13%, 9/12/2023 (3MO LIBOR + 124.0bps)(a),(b)	$1,430,000	$1,460,093
BPCE SA, 2.38%, 1/14/2025 (a)	500,000	504,379
Cantor Fitzgerald, LP, 4.88%, 5/1/2024 (a)	4,000,000	4,325,792
Citadel LP, 5.38%, 1/17/2023 (a)	1,504,000	1,613,814
Citigroup, Inc., 2.93%, 6/1/2024 (3MO LIBOR + 102.3bps)(b)	1,000,000	1,014,821
Citizens Bank NA, 2.73%, 5/26/2022 (3MO LIBOR + 81.0bps)(b)	1,250,000	1,260,986
Citizens Financial Group, Inc., 4.30%, 12/3/2025	3,000,000	3,300,062
CNO Financial Group, Inc., 5.25%, 5/30/2025	2,304,000	2,590,076
Credit Agricole Corporate & Investment Bank SA, 2.53%, 10/3/2021 (3MO LIBOR + 62.5bps)(b)	3,000,000	3,009,156
Credit Agricole SA, 2.82%, 4/24/2023 (3MO LIBOR + 102.0bps)(a),(b)	1,000,000	1,013,143
Credit Suisse Group AG, 3.13%, 6/12/2024 (3MO LIBOR + 124.0bps)(a),(b)	4,000,000	4,071,564
Customers Bancorp, Inc., 3.95%, 6/30/2022	3,000,000	3,062,428
Customers Bancorp, Inc., 4.50%, 9/25/2024	3,000,000	3,079,789
Danske Bank A/S, 3.00%, 9/20/2022 (3MO LIBOR + 124.9bps)(a),(b)	500,000	506,588
Danske Bank A/S, 2.95%, 9/12/2023 (3MO LIBOR + 106.0bps)(a),(b)	2,000,000	2,009,447
Danske Bank A/S, 3.88%, 9/12/2023 (a)	3,000,000	3,157,606
Dime Community Bancshares, Inc., 4.50%, 6/15/2027 (3MO LIBOR + 266.0bps)(b)	2,195,000	2,213,289
Drawbridge Special Opportunities Fund LP, 5.00%, 8/1/2021 (a)	6,040,000	6,138,707
Eagle Bancorp, Inc., 5.75%, 9/1/2024	610,000	657,867
Eagle Bancorp, Inc., 5.00%, 8/1/2026 (b)	840,000	855,157
Enstar Group Ltd., 4.50%, 3/10/2022	3,000,000	3,144,574
Enterprise Financial Services Corporation, 4.75%, 11/1/2026 (b)	250,000	254,241
First Busey Corporation, 3.75%, 5/25/2022	1,750,000	1,764,064
Flushing Financial Corporation, 5.25%, 12/15/2026 (3MO LIBOR + 344.0bps)(b)	3,000,000	3,066,469
Fulton Financial Corporation, 4.50%, 11/15/2024	700,000	760,167
Global Atlantic Financial Company, 8.63%, 4/15/2021 (a)	1,000,000	1,070,504
Goldman Sachs Bank USA, 1.88%, 9/11/2020 (O/N SOFR + 30.0bps)(b)	1,000,000	999,283
Highmark, Inc., 4.75%, 5/15/2021 (a)	2,500,000	2,574,773
Hilltop Holdings, Inc., 5.00%, 4/15/2025	400,000	416,095
Home BancShares, Inc., 5.63%, 4/15/2027 (3MO LIBOR + 357.50bps)(b)	450,000	466,938
HSBC Holdings plc, 3.57%, 5/25/2021 (3MO LIBOR + 166.0bps)(b)	2,000,000	2,038,193
HSBC Holdings plc, 4.25%, 3/14/2024	1,000,000	1,074,831
HSBC Holdings plc, 2.90%, 5/18/2024 (3MO LIBOR + 100.0bps)(b)	1,000,000	1,013,733

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
HSBC Holdings plc, 3.27%, 9/12/2026 (3MO LIBOR + 138.0bps)(b)	$1,500,000	$1,529,157
Huntington Bancshares, Inc., 2.63%, 8/6/2024	1,000,000	1,027,718
Infinity Property & Casualty Corporation, 5.00%, 9/19/2022	2,000,000	2,121,832
Intesa Sanpaolo SpA, 3.38%, 1/12/2023 (a)	3,000,000	3,086,466
Intesa Sanpaolo SpA, 3.25%, 9/23/2024 (a)	4,000,000	4,089,139
JPMorgan Chase & Company, MTN, 2.98%, 3/21/2023 (3MO LIBOR + 105.0bps)(b)	100,000	100,487
JPMorgan Chase & Company, Series V, 5.23%, Perpetual (3MO LIBOR + 332.0bps) (b)	1,000,000	1,009,145
JPMorgan Chase & Company, Series 1, 5.24%, Perpetual (3MO LIBOR + 347.0bps)(b)	1,516,000	1,527,757
Kemper Corporation, 4.35%, 2/15/2025	2,000,000	2,164,522
Lakeland Bancorp, Inc., 5.13%, 9/30/2026 (b)	750,000	764,779
Lloyds Banking Group plc, 2.86%, 3/17/2023 (3MO LIBOR + 124.9bps)(b)	2,000,000	2,032,574
Lloyds Banking Group plc, 4.58%, 12/10/2025 (a)	250,000	275,073
Llyods Banking Group plc, 2.91%, 11/7/2023 (3MO LIBOR + 81.0bps)(b)	3,000,000	3,064,841
Macquarie Group Ltd., 3.30%, 3/27/2024 (3MO LIBOR + 135bps)(a),(b)	2,000,000	2,037,106
Metropolitan Life Global Funding I, 2.15%, 1/13/2023 (O/N SOFR + 57.0bps)(a),(b)	500,000	501,978
Mizuho Financial Group, Inc., 2.68%, 7/16/2023 (3MO LIBOR + 84.0bps)(b)	975,000	981,574
Nationwide Building Society, 3.62%, 4/26/2023 (3MO LIBOR + 181.1bps)(a),(b)	3,000,000	3,101,790
Nationwide Mutual Insurance Company, 4.18%, 12/15/2024 (3MO LIBOR + 229.0bps)(a),(b)	2,275,000	2,276,080
NatWest Markets plc, 3.36%, 9/29/2022 (3MO LIBOR + 140.0bps)(a),(b)	1,000,000	1,016,889
Nordea Bank Abp, 2.85%, 8/30/2023 (3MO LIBOR + 94.0bps)(a),(b)	1,000,000	1,002,151
Opus Bank, 5.50%, 7/1/2026 (b)	228,000	232,533
Pacific Premier Bancorp, Inc., 5.75%, 9/3/2024	1,700,000	1,795,147
Park Aerospace Holdings Ltd., 4.50%, 3/15/2023 (a)	2,500,000	2,658,162
PennyMac Corporation, 5.38%, 5/1/2020 (c)	5,081,000	5,131,920
Pershing Square Holdings Ltd., 5.50%, 7/15/2022 (a)	3,000,000	3,180,900
Pinnacle Bank, 4.88%, 7/30/2025 (3MO LIBOR + 312.8bps)(b)	3,400,000	3,426,844
Pinnacle Financial Partners, Inc., 5.25%, 11/16/2026 (3MO LIBOR + 388.40bps)(b)	255,000	262,272
Preferred Bank, 6.00%, 6/15/2026 (3MO LIBOR + 467.30bps)(b)	400,000	409,759
Reliance Standard Life Global Funding II, 2.15%, 1/21/2023 (a)	500,000	503,848
Reliance Standard Life Global Funding II, 2.50%, 10/30/2024 (a)	500,000	508,844

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Royal Bank of Scotland Group plc, 3.50%, 5/15/2023 (3MO LIBOR + 148.0bps) (b)	$2,000,000	$2,057,088
Royal Bank of Scotland Group plc, 3.50%, 6/25/2024 (3MO LIBOR + 155.0bps)(b)	3,000,000	3,064,708
Santander Holdings USA, Inc., 3.50%, 6/7/2024	2,500,000	2,609,899
Santander UK plc, 5.00%, 11/7/2023 (a)	1,000,000	1,089,004
Signature Bank, 5.30%, 4/22/2026 (3MO LIBOR + 392.0bps)(b)	165,000	168,134
Simmons First National Corporation, 5.00%, 4/1/2028 (3MO LIBOR + 215.0bps)(b)	2,500,000	2,590,968
Societe Generale SA, 5.00%, 1/17/2024 (a)	1,845,000	2,014,606
Societe Generale SA, 4.25%, 4/14/2025 (a)	2,000,000	2,143,035
Southside Bancshares, Inc., 5.50%, 9/30/2026 (3MO LIBOR + 429.70bps)(b)	1,120,000	1,163,717
Standard Chartered plc, 3.95%, 1/11/2023 (a)	2,000,000	2,079,865
Standard Chartered plc, 3.95%, 1/11/2023	1,250,000	1,299,916
Standard Chartered plc, 4.25%, 1/20/2023 (3MO LIBOR + 115.0bps)(a),(b)	2,000,000	2,077,967
Sterling Bancorp, 3.50%, 6/8/2020	2,000,000	2,005,272
Stifel Financial Corporation, 4.25%, 7/18/2024	3,000,000	3,271,162
Sumitomo Mitsui Financial Group, Inc., 2.64%, 10/16/2023 (3MO LIBOR + 80.0bps)(b)	1,000,000	1,007,824
SunTrust Bank, 3.20%, 4/1/2024	1,000,000	1,052,972
Synchrony Financial, 4.38%, 3/19/2024	3,000,000	3,224,781
TCF National Bank, 6.25%, 6/8/2022	1,000,000	1,078,516
UBS AG, 2.39%, 12/1/2020 (3MO LIBOR + 48.0bps)(a),(b)	2,000,000	2,005,485
UniCredit SpA, 6.57%, 1/14/2022 (a)	2,000,000	2,152,622
UniCredit SpA, 3.75%, 4/12/2022 (a)	4,500,000	4,636,368
United Community Banks, Inc., MTN, 5.00%, 2/14/2022 (3MO LIBOR + 381.40bps)(b)	500,000	504,851
United Financial Bancorp, Inc., 5.75%, 10/1/2024	2,100,000	2,290,803
Valley National Bancorp, 5.13%, 9/27/2023	1,030,000	1,119,067
Webster Financial Corporation, 4.38%, 2/15/2024	3,000,000	3,213,183
Wells Fargo Bank NA, 2.31%, 10/22/2021 (3MO LIBOR + 51.0bps)(b)	2,000,000	2,010,499
Western Union Company/The, 2.85%, 1/10/2025	3,000,000	3,072,814
WSFS Financial Corporation, 4.50%, 6/15/2026 (b)	250,000	255,468
		211,780,268
Health Care — 2.00%
Bayer US Finance II LLC, 2.90%, 12/15/2023 (3MO LIBOR + 101.0bps)(a),(b)	3,000,000	3,029,495
Blue Cross & Blue Shield of Minnesota, 3.79%, 5/1/2025 (a)	661,000	696,951
HCA, Inc., 5.00%, 3/15/2024	2,000,000	2,216,284
Perrigo Company plc, 4.00%, 11/15/2023	3,000,000	3,146,608
Perrigo Finance Unlimited Company, 3.90%, 12/15/2024	2,000,000	2,109,556
		11,198,894

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Industrials — 4.70%
Air Canada Pass-Through Certificates, Series 2013-1, Class B, 5.38%, 5/15/2021 (a)	$245,267	$252,616
America West Airlines, Inc. Pass Through Trust, Series 2000-1, Class G, 8.06%, 7/2/2020	60,585	62,128
American Airlines, Inc. Pass Through Trust, Series 2013-1, Class B, 5.63%, 1/15/2021 (a)	771,962	786,683
American Airlines, Inc. Pass Through Trust, Series 2013-2, Class B, 5.60%, 1/15/2022 (a)	1,726,205	1,751,523
American Airlines, Inc. Pass Through Trust, Series 2014-1, Class B, 4.38%, 10/1/2022	75,286	78,005
American Airlines, Inc. Pass Through Trust, Series 2015-1, Class B, 3.70%, 5/1/2023	1,494,562	1,540,317
Arconic, Inc., 6.15%, 8/15/2020	728,000	741,483
British Airways plc Pass Through Trust, Series 2013-1, Class B, 5.63%, 6/20/2020 (a)	28,560	28,726
Continental Airlines Pass Through Trust, Series 2012-B, Class B, 6.25%, 4/11/2020	915,459	921,007
Continental Airlines Pass Through Trust, Series 2012-2, Class B, 5.50%, 10/29/2020	91,006	92,762
Continental Airlines Pass Through Trust, Series 2000-1A1, Class A-1, 8.05%, 11/1/2020	14,041	14,284
Continental Airlines Pass Through Trust, Series 2000-2A1, Class A-1, 7.71%, 4/2/2021	96,046	98,288
Continental Airlines Pass Through Trust, Series 2007-1, Class A, 5.98%, 4/19/2022	236,231	249,486
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 8/10/2022	950,169	1,035,752
Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.02%, 8/10/2022	206,997	226,918
Delta Air Lines Pass Through Trust, Series 2002-1, Class G-1, 6.72%, 1/2/2023	30,821	33,132
Delta Air Lines Pass Through Trust, Series 2015-1, Class B, 4.25%, 7/30/2023	83,971	89,742
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2012-1, Class A, 5.13%, 11/30/2022 (a)	1,859,690	1,932,458
Doric Nimrod Air Finance Alpha Ltd. Pass Through Trust, Series 2013-1, Class A, 5.25%, 5/30/2023 (a)	4,562,764	4,718,572
Hainan Airlines Hong Kong Company Ltd., 3.63%, 2/7/2020	7,447,000	7,447,797
Spirit AeroSystems, Inc., 2.69%, 6/15/2021 (3MO LIBOR + 80.0bps)(b)	1,175,000	1,167,478
Spirit Airlines Pass Through Trust, Series 2015-1, Class B, 4.45%, 4/1/2024	428,346	449,020
United Airlines Pass Through Trust, Series 2014-1, Class B, 4.75%, 4/11/2022	141,543	146,846
United Airlines Pass Through Trust, Series 2014-2, Class B, 4.63%, 9/3/2022	571,483	593,617

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
US Airways Pass Through Trust, Series 2012-2, Class B, 6.75%, 6/3/2021	$1,038,245	$1,092,348
US Airways Pass Through Trust, Series 2013-1, Class B, 5.38%, 8/15/2021	811,298	844,347
		26,395,335
Information Technology — 2.48%
Broadcom, Inc., 3.63%, 10/15/2024 (a)	2,000,000	2,106,144
Dell International LLC, 4.00%, 7/15/2024 (a)	2,700,000	2,880,189
DXC Technology Company, 4.45%, 9/18/2022	3,000,000	3,173,309
Ingram Micro, Inc., 5.00%, 8/10/2022	2,000,000	2,066,997
Leidos Holdings, Inc., 4.45%, 12/1/2020	2,085,000	2,111,896
NXP Funding, LLC, 4.13%, 6/1/2021 (a)	1,550,000	1,592,721
		13,931,256
Materials — 1.12%
Kinross Gold Corporation, 5.13%, 9/1/2021	1,175,000	1,218,416
Sociedad Quimica y Minera de Chile S.A., 5.50%, 4/21/2020	900,000	909,596
Standard Industries, Inc., 5.50%, 2/15/2023 (a)	495,000	503,658
Standard Industries, Inc., 6.00%, 10/15/2025 (a)	1,000,000	1,046,240
Syngenta Finance NV, 3.13%, 3/28/2022	500,000	506,423
Teck Resources, Ltd., 4.75%, 1/15/2022	2,000,000	2,081,712
		6,266,045
Real Estate — 0.43%
MPT Operating Partnership LP, 6.38%, 3/1/2024	2,356,000	2,434,997

Utilities — 0.57%
Enel Finance International NV, 2.65%, 9/10/2024	1,000,000	1,020,619
IPALCO Enterprises, Inc., 3.45%, 7/15/2020	1,156,000	1,160,897
SCANA Corporation, MTN, 6.25%, 4/1/2020	1,000,000	1,004,994
		3,186,510
Total Corporate Bonds and Notes
(Cost $339,312,010)		344,825,415

SECURITIZED DEBT OBLIGATIONS — 28.56%
Asset Backed Securities — 28.07%
321 Henderson Receivables I LLC, Series 2006-4A, Class A1, 1.88%, 12/15/2041 (1MO LIBOR + 20.0bps)(a),(b)	755,473	748,781
321 Henderson Receivables I LLC, Series 2007-1A, Class A1, 1.88%, 3/15/2042 (1MO LIBOR +20.0bps)(a),(b)	3,420,691	3,304,677
ACC Trust, Series 2019-2, Class A, 2.82%, 4/20/2022 (a)	1,302,447	1,307,047
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 12/10/2021 (a)	1,250,000	1,279,378
American Credit Acceptance Receivables Trust, Series 2017-3, Class D, 3.43%, 10/10/2023 (a)	3,000,000	3,018,529
American Credit Acceptance Receivables Trust, Series 2018-1, Class C, 3.55%, 4/10/2024 (a)	432,334	434,400
American Credit Acceptance Receivables Trust, Series 2018-2, Class D, 4.07%, 7/10/2024 (a)	3,000,000	3,063,190

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
American Credit Acceptance Receivables Trust, Series 2018-3, Class D, 4.14%, 10/15/2024 (a)	$273,000	$279,639
AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.99%, 6/18/2025	3,000,000	3,078,243
Applebees/IHOP Funding, LLC, Series 2019-1A, Class A2I, 4.19%, 6/5/2024 (a),(b)	3,000,000	3,080,310
Ascentium Equipment Receivables Trust, Series 2017-1A, Class D, 3.80%, 1/10/2024 (a)	210,000	213,547
Ascentium Equipment Receivables Trust, Series 2019-2A, Class D, 2.85%, 11/10/2026 (a)	2,287,000	2,316,207
Avis Budget Rental Car Funding, Series 2015-1A, Class A, 2.50%, 7/20/2021 (a)	500,000	500,821
Bank of the West Auto Trust, Series 2017-1, Class B, 2.62%, 11/15/2023 (a)	1,400,000	1,415,451
BCC Funding XIV LLC, Series 2018-1A, Class A2, 2.96%, 6/20/2023 (a)	804,541	808,557
BFNS LLC, Series 2019-1A, Class X, 2.85%, 3/25/2030 (3MO LIBOR + 90.0bps)(a),(b)	2,800,000	2,789,500
Brazos Student Finance Corporation, Series 2009-1, Class AS, 4.45%, 12/27/2039 (3MO LIBOR + 250.0bps)(b)	318,210	327,047
CAL Funding Ltd., Series 2012-1A, Class A, 3.47%, 10/25/2027 (a)	181,500	181,973
CAL Funding Ltd., Series 2013-1A, Class A, 3.35%, 3/27/2028 (a)	649,167	650,370
Canadian Pacer Auto Receivables Trust, Series 2019-1A, Class B, 3.16%, 10/21/2024 (a)	1,360,000	1,413,303
Carvana Auto Receivables Trust, Series 2019-3A, Class D, 3.04%, 12/15/2023 (a)	2,000,000	2,028,917
Carvana Auto Receivables Trust, Series 2019-4A, Class D, 3.07%, 3/15/2024 (a)	1,000,000	1,014,994
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/2025 (a),(b)	3,000,000	3,076,894
CCG Receivables Trust, Series 2019-2, Class C, 2.89%, 8/14/2024 (a)	1,000,000	1,011,154
CCG Receivables Trust, Series 2019-1, Class B, 3.22%, 9/14/2026 (a)	1,750,000	1,798,746
Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class C, 3.25%, 6/15/2022 (a)	118,138	118,192
CLI Funding LLC, Series 2019-1A, Class A, 3.71%, 5/18/2044 (a)	1,400,560	1,442,664
Conn’s Receivables Funding LLC, Series 2019-B, Class A, 2.66%, 11/15/2021 (a)	1,257,183	1,262,164
Conn’s Receivables Funding LLC, Series 2019-A, Class A, 3.40%, 10/16/2023 (a)	299,535	301,108
CPS Auto Receivables Trust, Series 2018-A, Class C, 3.05%, 2/16/2021 (a)	300,000	302,305
CPS Auto Receivables Trust, Series 2020-A, Class D, 2.90%, 9/15/2023 (a)	1,000,000	1,012,731

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.94%, 12/15/2022 (a)	$115,000	$120,012
Credit Acceptance Auto Loan Trust, Series 2018-2A, Class C, 4.16%, 9/15/2027 (a)	3,000,000	3,129,053
Cronos Containers Program Ltd., Series 2014-1A, Class A, 3.04%, 7/18/2023 (a)	902,804	905,594
Cronos Containers Program Ltd., Series 2013-1A, Class A, 3.08%, 4/18/2028 (a)	1,917,500	1,924,504
Cronos Containers Program Ltd., Series 2014-2A, Class A, 3.27%, 11/18/2029 (a)	3,220,000	3,229,608
Drive Auto Receivables Trust, Series 2018-3, Class C, 3.72%, 9/16/2024	3,000,000	3,026,049
DT Auto Owner Trust, Series 2017-1A, Class D, 3.55%, 11/15/2022 (a)	380,511	382,905
DT Auto Owner Trust, Series 2019-4A, Class D, 2.85%, 6/15/2023 (a)	500,000	507,410
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/2024 (a)	3,000,000	3,084,003
DT Auto Owner Trust, Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	1,000,000	1,024,085
ECAF I Ltd., Series 2015-1A, Class B, 5.80%, 6/15/2022 (a)	1,319,694	1,356,494
Element Rail Leasing I LLC, Series 2014-1A, Class A2, 3.67%, 4/14/2021 (a)	3,500,000	3,518,205
Evergreen Credit Card Trust, Series 2019-3, Class B, 2.36%, 10/16/2023 (a)	1,641,000	1,650,221
Evergreen Credit Card Trust, Series 2019-2, Class C, 2.62%, 9/15/2024 (a)	500,000	501,397
Exeter Automobile Receivables Trust, Series 2018-4A, Class D, 4.35%, 11/15/2022 (a)	355,000	369,681
Exeter Automobile Receivables Trust, Series 2019-1A, Class B, 3.45%, 2/15/2023 (a)	465,000	469,212
Exeter Automobile Receivables Trust, Series 2016-1A, Class D, 8.20%, 2/15/2023 (a)	2,000,000	2,061,268
Exeter Automobile Receivables Trust, Series 2018-3A, Class C, 3.71%, 6/15/2023 (a)	432,000	438,578
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11%, 8/15/2023 (a)	2,000,000	2,048,619
Exeter Automobile Receivables Trust, Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	3,000,000	3,064,847
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	2,000,000	2,070,193
Financial Institution Note Securitization Ltd., Series 2019-1A, Class A, 3.90%, 7/17/2034 (a)	2,000,000	2,000,000
First Investors Auto Owner Trust, Series 2019-2A, Class D, 2.80%, 10/16/2023 (a)	1,460,000	1,486,177
First Investors Auto Owner Trust, Series 2017-3A, Class D, 3.44%, 3/15/2024 (a)	2,777,000	2,836,117
Flagship Credit Auto Trust, Series 2017-4, Class A, 2.07%, 4/15/2022 (a)	235,917	235,879

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Flagship Credit Auto Trust, Series 2015-2, Class D, 5.98%, 8/15/2022 (a)	$2,000,000	$2,007,440
Flagship Credit Auto Trust, Series 2017-2, Class B, 2.57%, 4/15/2023 (a)	686,149	687,373
Flagship Credit Auto Trust, Series 2019-2, Class D, 3.53%, 10/16/2023 (a)	305,000	315,009
Flagship Credit Auto Trust, Series 2018-1, Class C, 3.39%, 1/16/2024 (a)	200,000	204,064
Flagship Credit Auto Trust, Series 2018-3, Class C, 3.79%, 12/16/2024 (a)	3,000,000	3,105,626
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class B, 3.53%, 4/17/2023 (a)	1,500,000	1,519,423
Foursight Capital Automobile Receivables Trust, Series 2019-1, Class D, 3.27%, 6/15/2025 (a)	750,000	771,238
Foursight Capital Automobile Receivables Trust, Series 2020-1, Class D, 2.60%, 1/15/2026 (a)	500,000	500,501
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class C, 2.72%, 11/15/2023 (a)	1,500,000	1,506,667
GLS Auto Receivables Issuer Trust, Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	2,000,000	2,057,615
GLS Auto Receivables Issuer Trust, Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	3,000,000	3,050,239
GLS Auto Receivables Issuer Trust, Series 2019-4A, Class C, 3.06%, 8/15/2025 (a)	1,000,000	1,017,935
GLS Auto Receivables Trust, Series 2018-1A, Class A, 2.82%, 7/15/2022 (a)	132,238	132,635
GM Financial Consumer Automobile Trust, Series 2017-1A, Class B, 2.30%, 6/16/2023 (a)	200,000	201,075
Hertz Fleet Lease Funding LP, Series 2019-1, Class E, 4.62%, 10/11/2022 (a)	255,000	258,762
Hertz Fleet Lease Funding LP, Series 2019-1, Class C, 3.09%, 1/10/2033 (a)	1,000,000	1,011,218
Hertz Vehicle Financing II LP, Series 2016-2A, Class C, 4.99%, 3/21/2021 (a)	500,000	512,358
Hertz Vehicle Financing II LP, Series 2015-3A, Class C, 4.44%, 9/25/2021 (a)	100,000	101,137
Hertz Vehicle Financing II LP, Series 2017-2A, Class B, 4.20%, 10/25/2022 (a)	3,000,000	3,145,743
HOA Funding LLC, Series 2014-1A, Class A2, 4.85%, 8/20/2021 (a)	2,685,000	2,697,249
KnowledgeWorks Foundation, Series 2010-1, Class A, 2.86%, 8/25/2027 (3MO LIBOR + 95.0bps)(b)	748,770	747,376
Kubota Credit Owner Trust, Series 2019-1A, Class A4, 2.50%, 3/16/2026 (a)	2,000,000	2,049,065
Longtrain Leasing III LLC, Series 2015-1A, Class A1, 2.98%, 1/15/2045 (a)	243,370	245,736
Longtrain Leasing III LLC, Series 2015-1A, Class A2, 4.06%, 1/15/2045 (a)	3,000,000	3,144,953

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Master Credit Card Trust II, Series 2020-1A, Class C, 2.59%, 3/21/2023 (a)	$1,000,000	$1,010,092
Mosaic Solar Loans, LLC, Series 2018-2GS, Class A, 4.20%, 2/22/2044 (a)	2,579,995	2,733,242
Navient Student Loan Trust, Series 2018-EA, Class A1, 3.43%, 5/16/2022 (a)	621,215	626,099
Navistar Financial Dealer Note Master Owner, Series 2019-1, Class B, 2.41%, 5/25/2024 (1MO LIBOR + 75.0bps)(a),(b)	1,000,000	1,001,709
Northstar Education Finance, Inc., Series 2007-1, Class A2, 2.55%, 1/29/2046 (3MO LIBOR + 75.0bps)(b)	987,880	984,886
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class B, 3.71%, 4/14/2025 (a)	825,000	849,402
Pawnee Equipment Receivables LLC, Series 2019-1, Class C, 2.61%, 8/15/2023 (a)	1,000,000	1,006,076
Pawnee Equipment Receivables LLC, Series 2019-1, Class D, 2.86%, 10/15/2024 (a)	1,180,000	1,187,323
PFS Financing Corporation, Series 2019-C, Class B, 2.42%, 10/15/2024 (a)	1,000,000	1,005,636
Planet Fitness Master Issuer LLC, Series 2018-1A, A2I, 4.26%, 9/6/2022 (a)	266,625	273,932
Planet Fitness Master Issuer LLC, Series 2018-1A, A2II, 4.67%, 9/5/2025 (a)	948,000	1,000,627
RFS Asset Securitization, Series 2018-1, Class A, 5.30%, 12/15/2023 (a)	1,184,000	1,209,936
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66%, 11/15/2021	101,422	101,472
Santander Drive Auto Receivables Trust, Series 2016-2, Class D, 3.39%, 4/15/2022	815,000	820,468
Santander Drive Auto Receivables Trust, Series 2016-3, Class D, 2.80%, 8/15/2022	1,250,000	1,259,771
Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 11/25/2024 (a)	1,000,000	1,018,724
SBA Tower Trust, Series 2019-1C, Class 1C, 2.84%, 1/15/2025 (a)	1,500,000	1,554,536
SCF Equipment Leasing LLC, Series 2018-1A, Class C, 4.21%, 4/20/2027 (a)	225,000	228,585
Sequoia Mortgage Trust, Series 2012-3, Class A2, 3.00%, 7/25/2042 (b)	13,337	13,492
SolarCity LMC Series VI LLC, Series 2016-A, Class B, 6.85%, 3/21/2022 (a)	2,570,806	2,720,942
Student Loan Consolidation Center Student, Series 2011-1, Class A, 2.88%, 10/25/2027 (1MO LIBOR + 122.0bps)(a),(b)	704,859	706,088
Taco Bell Funding LLC, Series 2018-1A, Class A2I, 4.32%, 11/27/2023 (a)	2,539,350	2,628,913
Textainer Marine Containers Ltd., Series 2018-1A, Class A, 4.11%, 7/20/2043 (a)	1,784,000	1,813,970
Textainer Marine Containers Ltd., Series 2019-1A, Class A, 3.96%, 4/20/2044 (a)	1,175,000	1,204,053

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class A, 4.21%, 4/15/2024 (a)	$530,271	$547,770
Transportation Finance Equipment Trust, Series 2019-1, Class D, 2.57%, 1/25/2027 (a)	1,500,000	1,502,312
TRIP Rail Master Funding LLC, Series 2011-1A, Class A2, 6.02%, 7/15/2041 (a)	599,097	624,806
TRIP Rail Master Funding LLC, Series 2017-1A, Class A1, 2.71%, 8/15/2047 (a)	953,720	955,645
United Auto Credit Securitization Trust, Series 2019-1, Class D, 3.47%, 8/12/2024 (a)	2,000,000	2,032,888
Westlake Automobile Receivables Trust, Series 2018-1A, Class E, 4.53%, 5/15/2023 (a)	3,330,000	3,402,725
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	3,825,000	3,950,835
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	1,500,000	1,537,903
		157,526,245
Mortgage Backed Securities — 0.49%
Fannie Mae Connecticut Avenue Securities, Series 2017-C02, Class 2M1, 2.81%, 9/25/2029 (1MO LIBOR + 115.0bps)(a),(b)	414,339	414,618
Federal National Mortgage Association, Series 2017-C01, Class 1M1, 2.96%, 7/25/2029 (3MO LIBOR + 130.0bps)(b)	417,491	417,771
Freddie Mac Structured Agency Credit Risk Debt, Series 2015-DNA2, Class M2, 4.26%, 12/25/2027 (1MO LIBOR + 260.0bps)(b)	307,299	307,874
Freddie Mac Structured Agency Credit Risk Debt, Series 2015-HQA2, Class M2, 4.46%, 5/25/2028 (1MO LIBOR + 280.0bps)(b)	592,985	596,027
Freddie Mac Structured Agency Credit Risk Debt, Series 2019-HQA3, Class M1, 2.41%, 9/25/2049 (1MO LIBOR + 75.0bps)(b)	987,105	987,498
		2,723,788
Total Securitized Debt Obligations
(Cost $158,250,494)		160,250,033

COMMERCIAL PAPER — 4.40%
Arabella Finance LLC, 1.92%, 2/18/2020(d)	3,000,000	2,997,225
Bank of China Ltd., 2.21%, 2/3/2020(d)	3,000,000	2,999,591
Broadcom, Inc., 2.10%, 2/25/2020(d)	3,000,000	2,994,714
CNPC Finance HK Ltd., 2.33%, 2/20/2020(d)	3,000,000	2,997,317
Ford Motor Credit Company LLC, 2.99%, 3/26/2020(d)	1,000,000	996,043
Ford Motor Credit Company LLC, 2.91%, 8/3/2020(d)	1,000,000	986,120
Ford Motor Credit Company LLC, 3.03%, 8/10/2020(d)	1,000,000	985,440
Ford Motor Credit Company LLC, 2.88%, 1/6/2021(d)	1,000,000	973,184
NatWest Markets plc, 2.01%, 2/18/2020(d)	2,000,000	1,998,444

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

	Principal Amount	Fair Value
Romulus Funding Corporation, 1.83%, 2/3/2020(d)	$1,000,000	$999,829
VW Credit, Inc., 1.70%, 2/3/2020(d)	1,800,000	1,799,749
VW Credit, Inc., 2.48%, 4/1/2020(d)	3,000,000	2,990,845
Walgreens Boots Alliance, Inc., 2.01%, 5/14/2020(d)	1,000,000	994,702
Total Commercial Paper
(Cost $24,707,820)		24,713,203

COLLATERALIZED LOAN OBLIGATIONS — 3.83%
AMMC CLO 15 Ltd., Series 2014-15A, Class AXRR, 2.78%, 1/15/2032 (3MO LIBOR + 95.0bps)(a),(b)	2,000,000	2,000,000
Apidos CLO XX Ltd., Series 2015-20A, Class A1RA, 2.94%, 7/16/2031 (3MO LIBOR + 110.0bps)(a),(b)	3,000,000	3,002,706
Diamond, LLC, Series 2019-1A, Class A1, 3.39%, 4/25/2029 (3MO LIBOR + 160.0bps)(a),(b)	4,000,000	3,995,388
Goldentree Loan Management US CLO 5 Ltd., Series 2019-5A, Class X, 2.69%, 10/20/2032 (3MO LIBOR + 50.0bps)(a),(b)	1,400,000	1,400,000
Hildene TruPS Financials Note Securitization, Series 2019-2A, Class A1, 3.66%, 5/22/2039 (3MO LIBOR + 176.0bps)(a),(b)	1,932,051	1,919,975
Loomis Sayles Ltd., Series 2015-2A, Class A1R, 2.73%, 4/15/2028 (3MO LIBOR + 90.0bps)(a),(b)	1,190,000	1,188,890
Northwoods Capital XVII Ltd., Series 2018-17A, Class A, 2.86%, 4/22/2031 (3MO LIBOR + 106.0bps)(a),(b)	3,000,000	2,973,636
Shackleton CLO Ltd., Series 2017-10A, Class AR, 2.84%, 4/20/2029 (3MO LIBOR + 104.0bps)(a)(b)	2,000,000	2,000,000
Symphony CLO XVIII Ltd., Series 2016-18A, Class AR, 2.96%, 1/23/2028 (3MO LIBOR + 115.0bps)(a),(b)	3,000,000	3,006,159
Total Collateralized Loan Obligations
(Cost $21,453,343)		21,486,754

MUNICIPAL BONDS — 0.17%
Utah — 0.17%
Utah State Board of Regents Student Loan Revenue Bond, Series A-3, 2.76%, 5/1/2035 (3MO LIBOR + 85.0bps)(b)	950,000	946,286

Total Municipal Bonds
(Cost $949,263)		946,286

Total Investments — 98.41%
(Cost $544,672,930)		552,221,691
Other Assets in Excess of Liabilities — 1.59%		8,903,976
Net Assets — 100.00%		$561,125,667

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total fair value of these securities as January 31, 2020 was $312,439,190, representing 55.68% of net assets.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of January 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated

YORKTOWN SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS, Continued

parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(c)	Convertible bond.

(d)	Rate disclosed is the effective yield at the time of purchase.

MTN – Medium Term Note

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

SCHEDULE OF INVESTMENTS

January 31, 2020

Fund Holdings (as a percentage of net assets)

Income Funds	37.30%
Growth Funds	35.67%
Small Cap Funds	25.29%
Other	1.74%
100.00%

	Shares	Fair Value
INVESTMENT COMPANIES — 98.26%(a)
Income Funds — 37.30%
Yorktown Capital Income Fund, Institutional Class	188,951	$6,231,612

Growth Funds — 35.67%
Yorktown Growth Fund, Institutional Class	361,642	5,959,856

Small Cap Funds — 25.29%
Yorktown Small Cap Fund, Institutional Class	345,428	4,224,586
Total Investment Companies
(Cost $12,077,799)		16,416,054

Total Investments — 98.26%
(Cost $12,077,799)		16,416,054
Other Assets in Excess of Liabilities — 1.74%		290,762
Net Assets — 100.00%		$16,706,816

(a)	Affiliated issuer.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

SCHEDULE OF INVESTMENTS

January 31, 2020

Fund Holdings (as a percentage of net assets)

Consumer Discretionary	20.50%
Information Technology	19.60%
Financials	15.81%
Industrials	12.44%
Health Care	10.62%
Communication Services	5.20%
Utilities	4.15%
Real Estate	3.28%
Energy	1.65%
Materials	1.25%
Other	5.50%
100.00%

	Shares	Fair Value
COMMON STOCKS — 94.50%
Communication Services — 5.20%
Iridium Communications, Inc.(a)	16,600	$424,130
TechTarget, Inc.(a)	35,972	913,329
World Wrestling Entertainment, Inc., Class A	9,600	469,248
		1,806,707
Consumer Discretionary — 20.50%
America’s Car-Mart, Inc.(a)	7,500	823,350
Choice Hotels International, Inc.	11,390	1,141,278
Core-Mark Holding Company, Inc.	17,161	402,254
Cracker Barrel Old Country Store, Inc.	5,800	886,994
Eldorado Resorts, Inc.(a)	9,670	578,072
K12, Inc.(a)	15,200	245,328
Lithia Motors, Inc., Class A	4,600	623,944
Meritage Homes Corporation(a)	9,000	638,640
Shake Shack, Inc., Class A(a)	8,300	559,835
Wingstop, Inc.	13,200	1,224,564
		7,124,259
Energy — 1.65%
World Fuel Services Corporation	14,700	575,064

Financials — 15.81%
Ares Commercial Real Estate Corporation	19,000	310,460
Argo Group International Holdings Ltd.	8,375	549,400
Ellington Financial, Inc.	25,000	456,750
Federated Investors, Inc., Class B	20,300	735,469
First American Financial Corporation	12,400	768,552
LPL Financial Holdings, Inc.	12,000	1,105,560
Main Street Capital Corporation - BDC	12,400	534,068
Morningstar, Inc.	6,600	1,035,474
		5,495,733
Health Care — 10.62%
ANI Pharmaceuticals, Inc.(a)	4,050	251,100
Mesa Laboratories, Inc.	4,500	1,180,980
Neogen Corporation(a)	5,500	369,985
NeoGenomics, Inc.(a)	19,000	612,370
Repligen Corporation(a)	7,900	793,081
Sinovac Biotech Ltd.(a)(b)	74,893	484,558
		3,692,074
Industrials — 12.44%
Clean Harbors, Inc.(a)	8,450	694,759
Douglas Dynamics, Inc.	12,180	638,598
FTI Consulting, Inc.(a)	4,672	560,920
Knight-Swift Transportation Holdings, Inc.	10,200	378,216
Mueller Industries, Inc.	26,166	763,262

YORKTOWN SMALL CAP FUND

SCHEDULE OF INVESTMENTS, Continued

	Shares	Fair Value
NV5 Global, Inc.(a)	14,600	$906,806
TriNet Group, Inc.(a)	6,700	382,302
		4,324,863
Information Technology — 19.60%
AudioCodes Ltd.	43,000	921,920
EVERTEC, Inc.	22,100	741,897
Fabrinet(a)	20,000	1,260,800
Hackett Group, Inc. (The)	51,500	795,933
Novanta, Inc.(a)	11,600	1,052,468
Paycom Software, Inc.(a)	3,970	1,263,095
TTEC Holdings, Inc.	6,500	258,180
Viavi Solutions, Inc.(a)	36,700	517,470
		6,811,763
Materials — 1.25%
Schweitzer-Mauduit International, Inc.	12,400	434,372

Real Estate — 3.28%
Getty Realty Corporation	15,850	499,592
OUTFRONT Media, Inc.	21,500	639,410
		1,139,002
Utilities — 4.15%
Chesapeake Utilities Corporation	9,100	875,511
New Jersey Resources Corporation	13,700	566,084
		1,441,595
Total Common Stocks
(Cost $27,437,725)		32,845,432

Total Investments — 94.50%
(Cost $27,437,725)		32,845,432
Other Assets in Excess of Liabilities — 5.50%		1,911,976
Net Assets — 100.00%		$34,757,408

(a)	Non-income producing security.

(b)	Illiquid security. The total fair value of these securities as of January 31, 2020 was $484,558, representing 1.39% of net assets.

BDC – Business Development Company

The sectors shown on the schedule of investments are based on the Global Industry Classification Standard, or GICS® (“GICS”). The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Assets and Liabilities

January 31, 2020

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $43,207,555, $21,353,634 and $602,771,108, respectively)	$62,854,560	$24,524,818	$620,702,756
Investments in affiliated issuers at value (identified cost of $—, $— and $8,059,209, respectively)	—	—	9,662,695
Total investments	62,854,560	24,524,818	630,365,451
Cash	1,336,404	443,254	12,240,558
Dividends and interest receivable	20,131	51,931	6,584,988
Receivable for securities sold	—	—	999,375
Reclaims receivable	20,370	5,937	—
Receivable for shareholder purchases	357,580	64,458	493,702
Other assets	19,356	16,829	54,554
Total assets	64,608,401	25,107,227	650,738,628

Liabilities:
Payable for shareholder redemptions	12,292	1,636	282,295
Payable for securities purchased	—	—	2,249,945
Accrued distribution fees	22,913	9,449	307,261
Accrued advisory fees	55,028	13,216	219,606
Accrued accounting service and transfer agent fees	14,139	9,961	107,180
Other accrued expenses	26,100	18,705	109,045
Total liabilities	130,472	52,967	3,275,332

Net assets	$64,477,929	$25,054,260	$647,463,296

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	1,729,916	366,634	21,891,517
Net assets	$28,514,342	$12,092,196	$239,870,471
Net asset value per share	$16.48	$32.98	$10.96
Class A: Shares outstanding	572,318	104,488	8,754,931
Net assets	$8,835,008	$3,327,877	$91,241,565
Net asset value per share	$15.44	$31.85	$10.42
Maximum offering price per share	$16.38	$33.79	$11.06
Class L: Shares outstanding	2,237,176	319,215	29,701,262
Net assets	$27,128,579	$9,634,187	$291,008,986
Net asset value per share	$12.13	$30.18	$9.80
Class C: Shares outstanding			2,637,902
Net assets			$25,342,274
Net asset value per share			$9.61

Net assets consist of:
Paid-in capital	$43,363,465	$22,556,031	$768,937,534
Accumulated earnings (deficit)	21,114,464	2,498,229	(121,474,238)

Net assets applicable to outstanding shares of beneficial interest	$64,477,929	$25,054,260	$647,463,296

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Assets:
Investments in unaffiliated issuers at value (identified cost of $544,672,930, $— and $27,437,725, respectively)	$552,221,691	$—	$32,845,432
Investments in affiliated issuers at value (identified cost of $—, $12,077,799 and $—, respectively)	—	16,416,054	—
Total investments	552,221,691	16,416,054	32,845,432
Cash	8,270,061	301,095	658,297
Dividends and interest receivable	3,938,266	215	14,600
Receivable for shareholder purchases	2,956,697	6,663	1,275,609
Other assets	103,338	21,697	10,736
Total assets	567,490,053	16,745,724	34,804,674

Liabilities:
Payable for shareholder redemptions	886,519	4,030	1,873
Payable for securities purchased	4,687,936	—	—
Accrued distribution fees	283,483	5,497	1,030
Accrued advisory fees	326,201	4,346	17,066
Accrued accounting service and transfer agent fees	70,351	10,048	10,240
Other accrued expenses	109,896	14,987	17,057
Total liabilities	6,364,386	38,908	47,266

Net assets	$561,125,667	$16,706,816	$34,757,408

YORKTOWN FUNDS

STATEMENTS OF ASSETS AND LIABILITIES, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Shares of beneficial interest (unlimited number of shares authorized; no par value)
Institutional Class: Shares outstanding	45,377,477	403,326	2,721,230
Net assets	$193,048,658	$8,455,363	$33,286,065
Net asset value per share	$4.25	$20.96	$12.23
Class A: Shares outstanding	6,547,458	139,648	28,302
Net assets	$26,089,997	$2,650,420	$343,426
Net asset value per share	$3.98	$18.98	$12.13
Maximum offering price per share	$4.07	$20.14	$12.87
Class L: Shares outstanding	94,297,550	332,760	95,537
Net assets	$341,987,012	$5,601,033	$1,127,917
Net asset value per share	$3.63	$16.83	$11.81

Net assets consist of:
Paid-in capital	$557,445,211	$11,828,593	$31,302,412
Accumulated earnings (deficit)	3,680,456	4,878,223	3,454,996

Net assets applicable to outstanding shares of beneficial interest	$561,125,667	$16,706,816	$34,757,408

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Operations

For the Year Ended January 31, 2020

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $68,595, $10,979 and $95,530, respectively)	$743,726	$612,644	$8,514,430
Dividends from affiliated issuers	—	—	34,762
Interest	18,165	214,115	27,833,069
Total income	761,891	826,759	36,382,261
Expenses
Investment advisory fees	585,910	150,089	2,608,679
Distribution fees
Class A	—	8,927	490,828
Class L	250,077	106,839	2,879,553
Class C			257,946
Transfer agent fees	67,968	48,547	555,444
Accounting service fees	65,557	62,290	133,503
Registration fees	46,863	47,495	84,361
Professional fees	18,299	14,018	81,448
Custodial fees	14,618	6,382	55,600
Shareholder reports	6,789	4,833	51,029
Trustee fees	5,100	2,312	63,189
Line of credit fees	4,751	4,183	14,849
Insurance	3,316	1,600	40,332
Interest expense	427	33	480
Miscellaneous	38,753	27,132	133,980
Total operating expenses	1,108,428	484,680	7,451,221
Net investment income (loss)	(346,537)	342,079	28,931,040
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	2,388,674	(683,890)	(9,902,676)
Long-term capital gain distributions from affiliated investment companies	—	—	138,006
Net realized gain (loss) from security transactions in affiliated issuers	—	—	(332,998)
Net increase from payments made by Adviser for investment losses	92	9	—
Change in unrealized appreciation on investments in unaffiliated issuers	8,375,397	2,671,041	37,520,648
Change in unrealized appreciation on investments in affiliated issuers	—	—	1,421,995
Net realized and change in unrealized gain on investments	10,764,163	1,987,160	28,844,975
Net increase in net assets resulting from operations	$10,417,626	$2,329,239	$57,776,015

YORKTOWN FUNDS

STATEMENTS OF OPERATIONS, Continued

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Investment income
Dividends from unaffiliated issuers (net of foreign taxes withheld of $—, $— and $1,230, respectively)	$10,908	$—	$376,034
Dividends from affiliated issuers	—	106,154	—
Interest	16,474,044	5,426	27,487
Total income	16,484,952	111,580	403,521
Expenses
Investment advisory fees	3,096,338	55,768	284,232
Distribution fees
Class A	—	7,934	855
Class L	2,404,632	62,237	9,772
Transfer agent fees	264,357	47,911	43,329
Accounting service fees	103,593	61,712	62,936
Registration fees	119,395	46,928	49,318
Professional fees	67,004	13,196	14,052
Custodial fees	42,501	2,982	2,939
Shareholder reports	23,329	4,220	3,990
Trustee fees	36,054	2,365	2,703
Line of credit fees	11,350	4,062	—
Insurance	23,383	1,277	1,659
Interest expense	—	63	—
Miscellaneous	138,201	13,511	23,729
Total operating expenses	6,330,137	324,166	499,514
Less expenses recouped (waived) by investment adviser	24,843	—	(125,492)
Net operating expenses	6,354,980	324,166	374,022
Net investment income (loss)	10,129,972	(212,586)	29,499
Realized & Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) from security transactions in unaffiliated issuers	(1,663,800)	—	(1,684,400)
Long-term capital gain distributions from affiliated investment companies	—	455,764	—
Net realized gain (loss) from security transactions in affiliated issuers	—	1,200,025	—
Net increase from payments made by Adviser for investment losses	—	17	—
Change in unrealized appreciation on investments in unaffiliated issuers	11,199,603	—	4,742,677
Change in unrealized appreciation on investments in affiliated issuers	—	198,533	—
Net realized and change in unrealized gain on investments	9,535,803	1,854,339	3,058,277
Net increase in net assets resulting from operations	$19,665,775	$1,641,753	$3,087,776

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Statements of Changes in Net Assets

	Growth Fund		Capital Income Fund
	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Operations:
Net investment income (loss)	$(346,537)	$(372,608)	$342,079	$648,846
Net realized gain (loss) from security transactions	2,388,766	7,971,431	(683,881)	3,415,864
Change in unrealized appreciation (depreciation) on investments	8,375,397	(15,272,611)	2,671,041	(5,917,764)
Net increase (decrease) in net assets resulting from operations	10,417,626	(7,673,788)	2,329,239	(1,853,054)

Distributions:
From earnings:
Institutional Class	(1,815,759)	(3,576,891)	(202,605)	(3,345,446)
Class A	(615,053)	(1,478,081)	(56,874)	(1,127,711)
Class L	(2,290,601)	(4,455,191)	(101,776)	(3,239,457)
	(4,721,413)	(9,510,163)	(361,255)	(7,712,614)
Capital Transactions — Institutional Class:
Proceeds from shares sold	12,531,206	12,597,382	5,686,201	2,116,065
Reinvestment of distributions	1,796,522	3,566,237	200,072	3,307,798
Amount paid for shares redeemed	(8,677,720)	(12,249,848)	(3,542,327)	(11,376,110)
Total Institutional Class	5,650,008	3,913,771	2,343,946	(5,952,247)
Capital Transactions — Class A:
Proceeds from shares sold	553,079	1,134,414	323,582	281,777
Reinvestment of distributions	602,073	1,437,271	54,818	1,086,342
Amount paid for shares redeemed	(1,795,300)	(6,238,370)	(1,075,524)	(2,175,877)
Total Class A	(640,148)	(3,666,685)	(697,124)	(807,758)
Capital Transactions — Class L:
Proceeds from shares sold	3,906,313	1,747,937	453,903	712,486
Reinvestment of distributions	2,263,656	4,277,978	100,401	3,196,765
Amount paid for shares redeemed	(4,163,119)	(6,100,116)	(3,248,281)	(3,214,318)
Total Class L	2,006,850	(74,201)	(2,693,977)	694,933
Net increase (decrease) in net assets resulting from capital share transactions	7,016,710	172,885	(1,047,155)	(6,065,072)
Total increase (decrease) in net assets	12,712,923	(17,011,066)	920,829	(15,630,740)

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Growth Fund		Capital Income Fund
	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Net Assets
Beginning of year	$51,765,006	$68,776,072	$24,133,431	$39,764,171
End of year	$64,477,929	$51,765,006	$25,054,260	$24,133,431

Share Transactions — Institutional Class:
Shares sold	802,135	790,809	180,619	55,292
Shares issued in reinvestment of distributions	110,081	248,345	6,243	107,990
Shares redeemed	(558,105)	(847,943)	(112,287)	(308,005)
Total Institutional Class	354,111	191,211	74,575	(144,723)
Share Transactions — Class A:
Shares sold	35,783	64,569	10,437	7,711
Shares issued in reinvestment of distributions	39,403	106,386	1,775	36,797
Shares redeemed	(117,745)	(368,120)	(34,778)	(56,946)
Total Class A	(42,559)	(197,165)	(22,566)	(12,438)
Share Transactions — Class L:
Shares sold	319,923	134,469	15,392	22,504
Shares issued in reinvestment of distributions	188,324	391,040	3,411	115,057
Shares redeemed	(341,063)	(435,188)	(110,382)	(86,395)
Total Class L	167,184	90,321	(91,579)	51,166

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Operations:
Net investment income (loss)	$28,931,040	$34,573,295	$10,129,972	$7,669,697
Net realized gain (loss) from security transactions	(10,235,674)	(3,693,364)	(1,663,800)	(1,322,742)
Long-term capital gain distributions from investment companies	138,006	342,970	—	—
Change in unrealized appreciation (depreciation) on investments	38,942,643	(51,366,032)	11,199,603	(3,988,332)
Net increase (decrease) in net assets resulting from operations	57,776,015	(20,143,131)	19,665,775	2,358,623

Distributions:
From earnings:
Institutional Class	(11,572,933)	(12,570,006)	(4,863,931)	(3,889,738)
Class A	(4,510,213)	(5,152,798)	(673,930)	(490,516)
Class L	(12,614,057)	(12,845,051)	(5,072,568)	(3,313,677)
Class C	(1,154,718)	(961,274)
	(29,851,921)	(31,529,129)	(10,610,429)	(7,693,931)

Capital Transactions — Institutional Class:
Proceeds from shares sold	49,654,557	117,085,867	103,930,369	176,185,411
Reinvestment of distributions	9,867,667	10,406,836	4,669,417	3,729,835
Amount paid for shares redeemed	(77,547,718)	(134,778,062)	(99,303,779)	(94,415,555)
Total Institutional Class	(18,025,494)	(7,285,359)	9,296,007	85,499,691
Capital Transactions — Class A:
Proceeds from shares sold	10,502,702	13,226,829	11,385,649	17,646,565
Reinvestment of distributions	3,612,964	4,168,784	602,006	418,477
Amount paid for shares redeemed	(30,168,990)	(51,836,087)	(8,293,156)	(6,787,793)
Total Class A	(16,053,324)	(34,440,474)	3,694,499	11,277,249
Capital Transactions — Class L:
Proceeds from shares sold	45,754,303	36,423,629	282,550,628	126,228,229
Reinvestment of distributions	11,108,846	11,305,545	4,935,963	3,187,183
Amount paid for shares redeemed	(65,876,664)	(105,127,712)	(113,344,912)	(83,081,764)
Total Class L	(9,013,515)	(57,398,538)	174,141,679	46,333,648
Capital Transactions — Class C:
Proceeds from shares sold	5,610,626	10,389,595
Reinvestment of distributions	609,846	538,425
Amount paid for shares redeemed	(6,232,555)	(4,081,983)
Total Class C	(12,083)	6,846,037
Net increase (decrease) in net assets resulting from capital share transactions	(43,104,416)	(92,278,334)	187,132,185	143,110,588
Total increase (decrease) in net assets	(15,180,322)	(143,950,594)	196,187,531	137,775,280

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Multi-Asset Income Fund		Short Term Bond Fund
	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Net Assets
Beginning of year	$662,643,618	$806,594,212	$364,938,136	$227,162,856
End of year	$647,463,296	$662,643,618	$561,125,667	$364,938,136

Share Transactions — Institutional Class:
Shares sold	4,650,707	10,843,937	24,713,474	42,144,942
Shares issued in reinvestment of distributions	928,857	976,412	1,114,320	893,842
Shares redeemed	(7,278,213)	(12,759,159)	(23,642,330)	(22,659,681)
Total Institutional Class	(1,698,649)	(938,810)	2,185,464	20,379,103
Share Transactions — Class A:
Shares sold	1,033,381	1,288,162	2,886,838	4,490,916
Shares issued in reinvestment of distributions	357,011	409,363	153,201	106,814
Shares redeemed	(2,962,825)	(5,043,147)	(2,100,006)	(1,728,009)
Total Class A	(1,572,433)	(3,345,622)	940,033	2,869,721
Share Transactions — Class L:
Shares sold	4,764,207	3,746,059	78,607,137	35,114,598
Shares issued in reinvestment of distributions	1,165,073	1,177,617	1,375,945	888,119
Shares redeemed	(6,879,907)	(10,830,693)	(31,530,127)	(23,176,274)
Total Class L	(950,627)	(5,907,017)	48,452,955	12,826,443
Share Transactions — Class C:
Shares sold	597,782	1,089,596
Shares issued in reinvestment of distributions	65,213	57,208
Shares redeemed	(661,852)	(438,850)
Total Class C	1,143	707,954

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Operations:
Net investment income (loss)	$(212,586)	$64,440	$29,499	$19,521
Net realized gain (loss) from security transactions	1,200,042	3,925,764	(1,684,400)	203,308
Long-term capital gain distributions from investment companies	455,764	—	—	—
Change in unrealized appreciation (depreciation) on investments	198,533	(5,969,903)	4,742,677	(1,144,511)
Net increase (decrease) in net assets resulting from operations	1,641,753	(1,979,699)	3,087,776	(921,682)

Distributions:
From earnings:
Institutional Class	(1,898,956)	(1,675,178)	(402,439)	(246,155)
Class A	(674,928)	(669,332)	(5,075)	(2,357)
Class L	(1,542,290)	(1,226,100)	(14,426)	(6,104)
	(4,116,174)	(3,570,610)	(421,940)	(254,616)

Capital Transactions — Institutional Class:
Proceeds from shares sold	543,429	18,508,299	14,990,369	8,418,059
Reinvestment of distributions	1,858,894	1,641,604	402,176	246,134
Amount paid for shares redeemed	(9,322,744)	(4,253,920)	(10,411,822)	(3,396,076)
Total Institutional Class	(6,920,421)	15,895,983	4,980,723	5,268,117
Capital Transactions — Class A:
Proceeds from shares sold	31,502	174,812	276,708	290,998
Reinvestment of distributions	665,985	630,058	5,075	2,357
Amount paid for shares redeemed	(1,377,641)	(2,086,293)	(248,978)	(41,450)
Total Class A	(680,154)	(1,281,423)	32,805	251,905
Capital Transactions — Class L:
Proceeds from shares sold	485,045	646,542	353,585	509,904
Reinvestment of distributions	1,531,755	1,206,244	14,426	6,100
Amount paid for shares redeemed	(2,242,232)	(12,622,605)	(166,769)	(105,149)
Total Class L	(225,432)	(10,769,819)	201,242	410,855
Net increase (decrease) in net assets resulting from capital share transactions	(7,826,007)	3,844,741	5,214,770	5,930,877
Total increase (decrease) in net assets	(10,300,428)	(1,705,568)	7,880,606	4,754,579

YORKTOWN FUNDS

STATEMENTS OF CHANGES IN NET ASSETS, Continued

	Master Allocation Fund		Small Cap Fund
	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019	For the Year Ended January 31, 2020	For the Year Ended January 31, 2019
Net Assets
Beginning of year	$27,007,244	$28,712,812	$26,876,802	$22,122,223
End of year	$16,706,816	$27,007,244	$34,757,408	$26,876,802

Share Transactions — Institutional Class:
Shares sold	22,247	665,306	1,254,471	722,769
Shares issued in reinvestment of distributions	89,743	68,652	33,543	23,001
Shares redeemed	(367,859)	(159,080)	(866,905)	(327,871)
Total Institutional Class	(255,869)	574,878	421,109	417,899
Share Transactions — Class A:
Shares sold	1,496	5,958	23,359	25,542
Shares issued in reinvestment of distributions	35,595	28,460	426	220
Shares redeemed	(59,028)	(76,114)	(20,629)	(3,701)
Total Class A	(21,937)	(41,696)	3,156	22,061
Share Transactions — Class L:
Shares sold	23,266	25,232	30,508	44,684
Shares issued in reinvestment of distributions	92,219	59,100	1,245	574
Shares redeemed	(106,738)	(458,811)	(14,684)	(9,748)
Total Class L	8,747	(374,479)	17,069	35,510

The accompanying notes are an integral part of these financial statements.

Yorktown Growth Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$14.67	$19.37	$15.93	$13.75	$15.03
Income from investment operations
Net investment income (loss)(1),(2)	(0.03)	(0.04)	(0.02)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	2.99	(2.03)	4.62	2.34	(0.92)
Total income (loss) from investment operations	2.96	(2.07)	4.60	2.32	(0.89)

Distributions
From net realized gain on security transactions	(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Total distributions	(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Net asset value, end of year	$16.48	$14.67	$19.37	$15.93	$13.75

Total return	20.28%	(10.41)%	29.38%	16.89%	(6.17)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$28,514	$20,181	$22,943	$9,194	$11,451
Ratio of expenses to average net assets(3)	1.46%	1.45%	1.40%	1.44%	1.38%
Ratio of net investment income (loss) to average net assets	(0.17)%	(0.21)%	(0.12)%	(0.11)%	0.21%
Portfolio turnover rate	43%	61%	33%	37%	47%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$13.80	$18.40	$15.18	$13.11	$14.35
Income from investment operations
Net investment income (loss)(1),(2)	(0.02)	(0.02)	— (3)	(0.02)	0.03
Net realized and unrealized gain (loss) on investments	2.81	(1.95)	4.38	2.23	(0.88)
Total income (loss) from investment operations	2.79	(1.97)	4.38	2.21	(0.85)

Distributions
From net realized gain on security transactions	(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Total distributions	(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Net asset value, end of year	$15.44	$13.80	$18.40	$15.18	$13.11

Total return (excludes sales charge)	20.33%	(10.42)%	29.38%	16.88%	(6.18)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,835	$8,487	$14,943	$26,070	$27,046
Ratio of expenses to average net assets(4)	1.46%	1.45%	1.40%	1.44%	1.38%
Ratio of net investment income (loss) to average net assets	(0.15)%	(0.13)%	(0.01)%	(0.11)%	0.21%
Portfolio turnover rate	43%	61%	33%	37%	47%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN GROWTH FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$11.16	$15.60	$13.15	$11.49	$12.75
Income from investment operations
Net investment loss(1),(2)	(0.14)	(0.17)	(0.15)	(0.14)	(0.10)
Net realized and unrealized gain (loss) on investments	2.26	(1.64)	3.76	1.94	(0.77)
Total income (loss) from investment operations	2.12	(1.81)	3.61	1.80	(0.87)

Distributions
From net realized gain on security transactions	(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Total distributions	(1.15)	(2.63)	(1.16)	(0.14)	(0.39)
Net asset value, end of year	$12.13	$11.16	$15.60	$13.15	$11.49

Total return	19.13%	(11.29)%	28.04%	15.69%	(7.12)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$27,129	$23,097	$30,890	$26,852	$28,196
Ratio of expenses to average net assets(3)	2.46%	2.45%	2.40%	2.44%	2.38%
Ratio of net investment loss to average net assets	(1.16)%	(1.17)%	(1.05)%	(1.11)%	(0.79)%
Portfolio turnover rate	43%	61%	33%	37%	47%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Capital Income Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$30.49	$43.67	$43.52	$39.58	$45.22
Income from investment operations
Net investment income(1),(2)	0.58	1.00	0.85	0.87	1.21
Net realized and unrealized gain (loss) on investments	2.48	(3.01)	7.20	5.21	(4.00)
Total income (loss) from investment operations	3.06	(2.01)	8.05	6.08	(2.79)

Distributions
From net investment income	(0.52)	(0.94)	(1.22)	(0.99)	(1.11)
From net realized gain on security transactions	(0.05)	(10.23)	(6.68)	(1.15)	(1.74)
Total distributions	(0.57)	(11.17)	(7.90)	(2.14)	(2.85)
Net asset value, end of year	$32.98	$30.49	$43.67	$43.52	$39.58

Total return	10.12%	(4.01)%	19.55%	15.58%	(6.52)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,092	$8,906	$19,073	$19,788	$18,374
Ratio of expenses to average net assets(3)	1.47%	1.28%	1.14%	1.27%	1.16%
Ratio of net investment income to average net assets	1.82%	2.51%	1.86%	2.04%	2.73%
Portfolio turnover rate	46%	126%	92%	67%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$29.47	$42.59	$42.63	$38.80	$44.41
Income from investment operations
Net investment income(1),(2)	0.49	0.84	0.72	0.64	0.97
Net realized and unrealized gain (loss) on investments	2.39	(2.89)	7.03	5.13	(3.93)
Total income (loss) from investment operations	2.88	(2.05)	7.75	5.77	(2.96)

Distributions
From net investment income	(0.45)	(0.84)	(1.11)	(0.79)	(0.91)
From net realized gain on security transactions	(0.05)	(10.23)	(6.68)	(1.15)	(1.74)
Total distributions	(0.50)	(11.07)	(7.79)	(1.94)	(2.65)
Net asset value, end of year	$31.85	$29.47	$42.59	$42.63	$38.80

Total return (excludes sales charge)	9.82%	(4.21)%	19.21%	15.04%	(7.01)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$3,328	$3,744	$5,941	$7,182	$5,504
Ratio of expenses to average net assets(3)	1.72%	1.53%	1.39%	1.77%	1.66%
Ratio of net investment income to average net assets	1.59%	2.19%	1.61%	1.54%	2.23%
Portfolio turnover rate	46%	126%	92%	67%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN CAPITAL INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$27.95	$41.01	$41.31	$37.70	$43.23
Income from investment operations
Net investment income(1),(2)	0.24	0.50	0.37	0.42	0.74
Net realized and unrealized gain (loss) on investments	2.27	(2.76)	6.80	4.96	(3.82)
Total income (loss) from investment operations	2.51	(2.26)	7.17	5.38	(3.08)

Distributions
From net investment income	(0.23)	(0.57)	(0.79)	(0.62)	(0.71)
From net realized gain on security transactions	(0.05)	(10.23)	(6.68)	(1.15)	(1.74)
Total distributions	(0.28)	(10.80)	(7.47)	(1.77)	(2.45)
Net asset value, end of year	$30.18	$27.95	$41.01	$41.31	$37.70

Total return	9.02%	(4.95)%	18.33%	14.42%	(7.45)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$9,634	$11,483	$14,750	$15,469	$9,364
Ratio of expenses to average net assets(3)	2.47%	2.28%	2.14%	2.27%	2.16%
Ratio of net investment income to average net assets	0.84%	1.36%	0.85%	1.04%	1.73%
Portfolio turnover rate	46%	126%	92%	67%	30%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Multi-Asset Income Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$10.46	$11.15	$10.71	$9.38	$11.08
Income from investment operations
Net investment income(1),(2)	0.53	0.55	0.66	0.79	0.87
Net realized and unrealized gain (loss) on investments	0.48	(0.76)	0.44	1.29	(1.72)
Total income (loss) from investment operations	1.01	(0.21)	1.10	2.08	(0.85)

Distributions
From net investment income	(0.51)	(0.48)	(0.66)	(0.75)	(0.85)
Total distributions	(0.51)	(0.48)	(0.66)	(0.75)	(0.85)
Net asset value, end of year	$10.96	$10.46	$11.15	$10.71	$9.38

Total return	9.95%	(1.84)%	10.63%	22.84%	(8.33)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$239,870	$246,831	$273,474	$217,871	$146,738
Ratio of expenses to average net assets(3)	0.59%	0.59%	0.61%	0.63%	0.62%
Ratio of net investment income to average net assets	4.99%	5.16%	6.06%	7.72%	8.10%
Portfolio turnover rate	66%	48%	92%	102%	101%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$9.98	$10.65	$10.26	$9.02	$10.69
Income from investment operations
Net investment income(1),(2)	0.46	0.48	0.58	0.72	0.78
Net realized and unrealized gain (loss) on investments	0.44	(0.72)	0.43	1.22	(1.65)
Total income (loss) from investment operations	0.90	(0.24)	1.01	1.94	(0.87)

Distributions
From net investment income	(0.46)	(0.43)	(0.62)	(0.70)	(0.80)
Total distributions	(0.46)	(0.43)	(0.62)	(0.70)	(0.80)
Net asset value, end of year	$10.42	$9.98	$10.65	$10.26	$9.02

Total return (excludes sales charge)	9.28%	(2.22)%	10.10%	22.19%	(8.78)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$91,242	$103,030	$145,651	$156,664	$140,412
Ratio of expenses to average net assets(3)	1.09%	1.09%	1.11%	1.13%	1.12%
Ratio of net investment income to average net assets	4.50%	4.66%	5.54%	7.22%	7.60%
Portfolio turnover rate	66%	48%	92%	102%	101%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$9.41	$10.08	$9.75	$8.60	$10.24
Income from investment operations
Net investment income(1),(2)	0.38	0.40	0.50	0.63	0.70
Net realized and unrealized gain (loss) on investments	0.43	(0.68)	0.40	1.18	(1.58)
Total income (loss) from investment operations	0.81	(0.28)	0.90	1.81	(0.88)

Distributions
From net investment income	(0.42)	(0.39)	(0.57)	(0.66)	(0.76)
Total distributions	(0.42)	(0.39)	(0.57)	(0.66)	(0.76)
Net asset value, end of year	$9.80	$9.41	$10.08	$9.75	$8.60

Total return	8.81%	(2.81)%	9.53%	21.71%	(9.28)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$291,009	$288,428	$368,370	$370,470	$331,362
Ratio of expenses to average net assets(3)	1.59%	1.59%	1.61%	1.63%	1.62%
Ratio of net investment income to average net assets	3.99%	4.16%	5.04%	6.72%	7.10%
Portfolio turnover rate	66%	48%	92%	102%	101%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MULTI-ASSET INCOME FUND

FINANCIAL HIGHLIGHTS, Continued

	Class C
	For the Year Ended January 31,			For the Period Ended January 31,
	2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$9.24	$9.90	$9.59	$9.00
Income from investment operations
Net investment income(1),(2)	0.37	0.40	0.50	0.44
Net realized and unrealized gain (loss) on investments	0.42	(0.67)	0.39	0.63
Total income (loss) from investment operations	0.79	(0.27)	0.89	1.07

Distributions
From net investment income	(0.42)	(0.39)	(0.58)	(0.48)
Total distributions	(0.42)	(0.39)	(0.58)	(0.48)
Net asset value, end of year/period	$9.61	$9.24	$9.90	$9.59

Total return (excludes sales charge)	8.78%	(2.71)%	9.55%	12.17	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$25,342	$24,354	$19,099	$6,267
Ratio of expenses to average net assets(4)	1.59%	1.59%	1.61%	1.63	%(5)
Ratio of net investment income to average net assets	3.99%	4.16%	5.10%	6.35	%(5)
Portfolio turnover rate	66%	48%	92%	102	%(3)

*	Commencement of operations was May 6, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

Yorktown Short Term Bond Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$4.16	$4.22	$4.16	$3.99	$4.27
Income from investment operations
Net investment income(1),(2)	0.12	0.12	0.15	0.13	0.17
Net realized and unrealized gain (loss) on investments	0.08	(0.07)	0.02	0.13	(0.28)
Total income (loss) from investment operations	0.20	0.05	0.17	0.26	(0.11)

Distributions
From net investment income	(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Total distributions	(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Net asset value, end of year	$4.25	$4.16	$4.22	$4.16	$3.99

Total return	5.00%	1.32%	4.18%	6.77%	(2.82)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$193,049	$179,638	$96,285	$45,434	$3,986
Ratio of expenses to average net assets(3),(4)	0.89%	0.89%	0.93%	1.20%	1.39%
Ratio of net investment income to average net assets	2.87%	2.89%	3.42%	3.08%	4.14%
Portfolio turnover rate	62%	66%	36%	55%	84%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.89%, 0.90%, 0.98%, 1.20% and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$3.90	$3.97	$3.92	$3.76	$4.04
Income from investment operations
Net investment income(1),(2)	0.11	0.11	0.14	0.12	0.16
Net realized and unrealized gain (loss) on investments	0.08	(0.07)	0.02	0.13	(0.27)
Total income (loss) from investment operations	0.19	0.04	0.16	0.25	(0.11)

Distributions
From net investment income	(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Total distributions	(0.11)	(0.11)	(0.11)	(0.09)	(0.17)
Net asset value, end of year	$3.98	$3.90	$3.97	$3.92	$3.76

Total return (excludes sales charge)	5.07%	1.15%	4.18%	6.82%	(2.81)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$26,090	$21,891	$10,869	$10,114	$5,377
Ratio of expenses to average net assets(3),(4)	0.89%	0.89%	0.93%	1.20%	1.39%
Ratio of net investment income to average net assets	2.85%	2.90%	3.44%	3.08%	4.14%
Portfolio turnover rate	62%	66%	36%	55%	84%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 0.89%, 0.90%, 0.98%, 1.20% and 1.44%, respectively.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$3.56	$3.63	$3.60	$3.47	$3.74
Income from investment operations
Net investment income(1),(2)	0.06	0.07	0.09	0.07	0.11
Net realized and unrealized gain (loss) on investments	0.09	(0.06)	0.02	0.12	(0.24)
Total income (loss) from investment operations	0.15	0.01	0.11	0.19	(0.13)

Distributions
From net investment income	(0.08)	(0.08)	(0.08)	(0.06)	(0.14)
Total distributions	(0.08)	(0.08)	(0.08)	(0.06)	(0.14)
Net asset value, end of year	$3.63	$3.56	$3.63	$3.60	$3.47

Total return	4.30%	0.29%	3.09%	5.58%	(3.73)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$341,987	$163,409	$120,009	$40,665	$20,715
Ratio of expenses to average net assets(3),(4)	1.89%	1.89%	1.93%	2.20%	2.39%
Ratio of net investment income to average net assets	1.81%	1.87%	2.41%	2.08%	3.14%
Portfolio turnover rate	62%	66%	36%	55%	84%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.
(4)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.89%, 1.90%, 1.98%, 2.20% and 2.44%, respectively.

The accompanying notes are an integral part of these financial statements.

Yorktown Master Allocation Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$24.87	$32.21	$32.41	$34.21	$37.33
Income from investment operations
Net investment income (loss)(1),(2)	(0.18)	0.40	(0.04)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments	2.33	(3.29)	5.80	5.20	(2.74)
Total income (loss) from investment operations	2.15	(2.89)	5.76	5.18	(2.76)

Distributions
From net investment income	(0.05)	(0.09)	(0.28)	—	—
From net realized gain on security transactions	(6.01)	(4.36)	(5.68)	(6.98)	(0.36)
Total distributions	(6.06)	(4.45)	(5.96)	(6.98)	(0.36)
Net asset value, end of year	$20.96	$24.87	$32.21	$32.41	$34.21

Total return	9.01%	(8.39)%	18.84%	15.44%	(7.49)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,455	$16,397	$2,716	$2,298	$1,741
Ratio of expenses to average net assets(3)	1.37%	1.06%	0.99%	0.94%	0.80%
Ratio of net investment income (loss) to average net assets	(0.73)%	1.38%	(0.13)%	(0.05)%	(0.04)%
Portfolio turnover rate	27%	24%	8%	27%	1%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$23.06	$30.21	$30.74	$32.93	$36.13
Income from investment operations
Net investment income (loss)(1),(2)	(0.23)	0.14	(0.11)	(0.19)	(0.20)
Net realized and unrealized gain (loss) on investments	2.16	(2.92)	5.47	4.98	(2.64)
Total income (loss) from investment operations	1.93	(2.78)	5.36	4.79	(2.84)

Distributions
From net investment income	—	(0.01)	(0.21)	—	—
From net realized gain on security transactions	(6.01)	(4.36)	(5.68)	(6.98)	(0.36)
Total distributions	(6.01)	(4.37)	(5.89)	(6.98)	(0.36)
Net asset value, end of year	$18.98	$23.06	$30.21	$30.74	$32.93

Total return (excludes sales charge)	8.76%	(8.61)%	18.55%	14.84%	(7.96)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,650	$3,727	$6,141	$6,474	$7,235
Ratio of expenses to average net assets(3)	1.62%	1.31%	1.24%	1.44%	1.30%
Ratio of net investment income (loss) to average net assets	(1.01)%	0.48%	(0.35)%	(0.55)%	(0.54)%
Portfolio turnover rate	27%	24%	8%	27%	1%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

YORKTOWN MASTER ALLOCATION FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,
	2020	2019	2018	2017	2016
For a share outstanding throughout each year
Net asset value, beginning of year	$21.24	$28.43	$29.28	$31.81	$35.08
Income from investment operations
Net investment loss(1),(2)	(0.38)	(0.19)	(0.34)	(0.35)	(0.37)
Net realized and unrealized gain (loss) on investments	1.98	(2.64)	5.18	4.80	(2.54)
Total income (loss) from investment operations	1.60	(2.83)	4.84	4.45	(2.91)

Distributions
From net investment income	—	—	(0.01)	—	—
From net realized gain on security transactions	(6.01)	(4.36)	(5.68)	(6.98)	(0.36)
Total distributions	(6.01)	(4.36)	(5.69)	(6.98)	(0.36)
Net asset value, end of year	$16.83	$21.24	$28.43	$29.28	$31.81

Total return	7.92%	(9.33)%	17.66%	14.29%	(8.40)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$5,601	$6,883	$19,856	$21,838	$24,379
Ratio of expenses to average net assets(3)	2.37%	2.06%	1.99%	1.94%	1.80%
Ratio of net investment loss to average net assets	(1.82)%	(0.72)%	(1.11)%	(1.05)%	(1.04)%
Portfolio turnover rate	27%	24%	8%	27%	1%

(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Does not include expenses of the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Yorktown Small Cap Fund

FINANCIAL HIGHLIGHTS

	Institutional Class
	For the Year Ended January 31,			For the Period Ended January 31,
	2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.19	$11.48	$11.98	$10.00
Income from investment operations
Net investment income(1),(2)	0.02	0.01	— (3)	0.02
Net realized and unrealized gain (loss) on investments	1.17	(0.20)	1.40	1.99
Total income (loss) from investment operations	1.19	(0.19)	1.40	2.01

Distributions
From net investment income	—	(0.02)	—	(0.03)
From net realized gain on security transactions	(0.15)	(0.08)	(1.90)	—
Total distributions	(0.15)	(0.10)	(1.90)	(0.03)
Net asset value, end of year/period	$12.23	$11.19	$11.48	$11.98

Total return	10.69%	(1.59)%	12.71%	20.12	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$33,286	$25,741	$21,602	$17,656
Ratio of expenses to average net assets(5),(6)	1.15%	1.15%	1.15%	1.15	%(7)
Ratio of net investment income (loss) to average net assets	0.13%	0.10%	(0.01)%	0.29	%(7)
Portfolio turnover rate	36%	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.55%, 1.63%, 1.96% and 2.59%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class A
	For the Year Ended January 31,			For the Period Ended January 31,
	2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$11.13	$11.43	$11.97	$10.00
Income from investment operations
Net investment income (loss)(1),(2)	(0.01)	0.02	(0.04)	—	(3)
Net realized and unrealized gain (loss) on investments	1.16	(0.23)	1.40	2.00
Total income (loss) from investment operations	1.15	(0.21)	1.36	2.00

Distributions
From net investment income	—	(0.01)	—	(0.03)
From net realized gain on security transactions	(0.15)	(0.08)	(1.90)	—
Total distributions	(0.15)	(0.09)	(1.90)	(0.03)
Net asset value, end of year/period	$12.13	$11.13	$11.43	$11.97

Total return (excludes sales charge)	10.39%	(1.77)%	12.37%	19.99	%(4)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$343	$280	$35	$12
Ratio of expenses to average net assets(5),(6)	1.40%	1.40%	1.40%	1.40	%(7)
Ratio of net investment income (loss) to average net assets	(0.10)%	0.20%	(0.35)%	0.06	%(7)
Portfolio turnover rate	36%	42%	143%	41	%(4)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Amount is less than $0.005 per share.
(4)	Not annualized.
(5)	Does not include expenses of the investment companies in which the Fund invests.
(6)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 1.80%, 1.88%, 2.21% and 2.84%, respectively.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN SMALL CAP FUND

FINANCIAL HIGHLIGHTS, Continued

	Class L
	For the Year Ended January 31,			For the Period Ended January 31,
	2020	2019	2018	2017 *
For a share outstanding throughout each year/period
Net asset value, beginning of year/period	$10.91	$11.28	$11.93	$10.00
Income from investment operations
Net investment loss(1),(2)	(0.10)	(0.10)	(0.13)	(0.07)
Net realized and unrealized gain (loss) on investments	1.15	(0.19)	1.38	2.00
Total income (loss) from investment operations	1.05	(0.29)	1.25	1.93

Distributions
From net realized gain on security transactions	(0.15)	(0.08)	(1.90)	—
Total distributions	(0.15)	(0.08)	(1.90)	—
Net asset value, end of year/period	$11.81	$10.91	$11.28	$11.93

Total return	9.68%	(2.56)%	11.46%	19.30	%(3)

Ratios/Supplemental Data
Net assets, end of year/period (000’s omitted)	$1,128	$856	$485	$140
Ratio of expenses to average net assets(4),(5)	2.15%	2.15%	2.15%	2.15	%(6)
Ratio of net investment loss to average net assets	(0.88)%	(0.87)%	(1.08)%	(0.81	)%(6)
Portfolio turnover rate	36%	42%	143%	41	%(3)

*	Commencement of operations was May 9, 2016.
(1)	Per share information has been calculated using the average number of shares outstanding.
(2)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(3)	Not annualized.
(4)	Does not include expenses of the investment companies in which the Fund invests.
(5)	Without fees waived by the investment adviser, the ratio of expenses to average net assets would have been 2.55%, 2.63%, 2.96% and 3.59%, respectively.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

YORKTOWN FUNDS

Notes to the Financial Statements

January 31, 2020

1.	Organization

American Pension Investors Trust (the “Trust”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Yorktown Funds is a series of the Trust. The accompanying financial statements include the Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund, Master Allocation Fund and Small Cap Fund (collectively the “Funds”). Each Fund offers Class A, Class L and Institutional Class shares. In addition, the Multi-Asset Income Fund also offers Class C shares.

The Growth Fund’s investment objective is growth of capital. The Capital Income Fund’s investment objective is to seek to achieve high current income, as well as growth of capital and income. The Capital Income Fund and Growth Fund invest primarily in the common stock of U.S. and foreign issuers, securities issued by investment companies (“Underlying Funds”), including open-end mutual funds, closed-end funds, business development companies, unit investment trusts, and foreign investment companies, long-, intermediate- or short-term bonds and other fixed-income securities, and index securities (“Index Securities”), including exchange-traded funds (“ETFs”) and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

The Multi-Asset Income Fund’s investment objective is current income with limited credit risk. The Multi-Asset Income Fund invests primarily in debt securities, including U.S. Government securities, corporate bonds and structured notes, common stock of U.S. and foreign issuers, securities issued by Underlying Funds, and Index Securities.

The Short Term Bond Fund’s investment objective is to seek income consistent with the preservation of capital. Under normal circumstances, the Short Term Bond Fund invests at least 80% of its assets in fixed income securities that, in the opinion of Yorktown Management & Research Company, Inc., the Funds’ investment adviser (the “Adviser”), offer the opportunity for income consistent with preservation of capital. The Short Term Bond Fund’s portfolio will have an average aggregate maturity of not more than three years.

The Master Allocation Fund’s investment objective is long term capital appreciation and current income. Under normal conditions, the Adviser seeks to achieve the Master Allocation Fund’s investment objective by investing in a variety of equity and debt securities. The Adviser currently invests Master Allocation Fund assets in securities issued by other Underlying Funds managed by the Adviser, but reserves the

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

1.	Organization, continued

right to invest Master Allocation Fund assets in other equity and debt securities as it deems appropriate in seeking to achieve the Master Allocation Fund’s investment objective.

The Small Cap Fund’s investment objective is to seek to achieve long term capital appreciation. Under normal conditions, the Adviser and Sapphire Star Capital, LLC, the Small Cap Fund’s sub-adviser, seek to achieve the Small Cap Fund’s investment objective by investing at least 80% of its assets (plus the amount of any borrowings for investment purposes) in the common stock of U.S. small capitalized (“small cap”) value companies. The Small Cap Fund may also invest in securities issued by Underlying Funds, and Index Securities, including ETFs and similar securities that represent interests in a portfolio of common stocks or fixed income securities seeking to track the performance of a securities index or similar benchmark.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

2.	Significant Accounting Policies

Portfolio Valuation

The Funds’ investments in Underlying Funds are valued daily at their respective closing net asset values in accordance with the 1940 Act. Securities that are listed on U.S. exchanges (other than ETFs) are valued at the last sales price on the day the securities are valued or, lacking any sales on such day at the previous day’s closing price. ETFs are valued at the last sales price on the ETF’s primary exchange on the day the securities are valued or, lacking any sales on such day, either at the value assigned by a nationally recognized third-party pricing service or at the previous day’s closing price. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. U.S. Treasury securities and corporate bonds are valued at an evaluated mean of the bid and ask prices. Securities for which market quotations are unavailable or unreliable are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. Generally accepted accounting principles establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

●	Level 1—Unadjusted quoted prices in active markets for identical assets that the Funds have the ability to access.

●

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3—Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2020, in valuing the Funds’ assets carried at fair value.

Growth Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$62,854,560	$—	$—	$62,854,560
Total	$62,854,560	$—	$—	$62,854,560

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

Capital Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$19,149,576	$—	$—	$19,149,576
Preferred Stocks	1,298,800	—	—	1,298,800
Corporate Bonds and Notes	—	4,076,442	—	4,076,442
Total	$20,448,376	$4,076,442	$—	$24,524,818

Multi-Asset Income Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$75,210,110	$—	$—	$75,210,110
Preferred Stocks	34,242,289	—	—	34,242,289
Corporate Bonds and Notes	—	437,549,252	—	437,549,252
Securitized Debt Obligations	—	40,724,577	—	40,724,577
Collateralized Loan Obligations	—	12,976,528	—	12,976,528
Repurchase Agreements	—	20,000,000	—	20,000,000
Investment Companies	9,662,695	—	—	9,662,695
Total	$119,115,094	$511,250,357	$—	$630,365,451

Short Term Bond Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds and Notes	$—	$344,825,415	$—	$344,825,415
Securitized Debt Obligations	—	160,250,033	—	160,250,033
Commercial Paper	—	24,713,203	—	24,713,203
Collateralized Loan Obligations	—	21,486,754	—	21,486,754
Municipal Bonds	—	946,286	—	946,286
Total	$—	$552,221,691	$—	$552,221,691

Master Allocation Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Investment Companies	$16,416,054	$—	$—	$16,416,054
Total	$16,416,054	$—	$—	$16,416,054

Small Cap Fund

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$32,360,874	$484,558	$—	$32,845,432
Total	$32,360,874	$484,558	$—	$32,845,432

See schedule of investments for breakdown of sectors in which the Funds invest.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

The Funds did not hold any investments during the reporting period in which significant inputs (Level 3) were used in determining fair value, therefore, no reconciliation of Level 3 investments is included for this reporting period.

Security Transactions and Investment Income

Security transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions are reported on an identified-cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income and expenses are recorded on an accrual basis. Discounts on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method. Premiums for callable debt securities are amortized to the earliest call date, if the call price was less than the purchase price. If the call price was not at par and the security was not called, the security is amortized to the next call price and date.

Repurchase Agreements

The Funds may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. A custody agreement in connection with the Master Repurchase Agreement defines eligible securities for collateral in relation to each repurchase agreement. Under the Master Repurchase Agreement, if the counterparty defaults and the value of the collateral declines or if the counter-party enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. At period end, the Multi-Asset Income Fund had investments in repurchase agreements. The gross value and related collateral received for those investments are presented in the Multi-Asset Income Fund’s Schedule of Investments. The value of the related collateral received exceeded the value of the repurchase agreements as of the period end.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

2.	Significant Accounting Policies, continued

disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Class Net Asset Values and Expenses

All income and expenses not attributable to a particular class, and realized and unrealized gains are allocated to each class proportionately for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

The Funds currently offer Class A shares which include a front-end sales charge (load). The maximum front-end sales charge is 2.25% for the Short Term Bond Fund and 5.75% for the remaining Funds. Class A shares may be purchased without a front-end sales charge under certain circumstances. A contingent deferred sales charge of 1.00% is generally imposed on redemptions of Class C shares made within one year of the date of purchase.

Other

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

3.	Principal Risks

In the normal course of business the Funds may trade securities, including structured notes, where the risk of potential loss exists due to such things as changes in the market (market risk), the size of the companies it invests in (small company risk), or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Structured notes are hybrid securities that generally combine both debt and equity characteristics into a single note form. The risks of investing in structured notes include unfavorable price movements in the underlying security or index and the credit risk of the issuing financial institution. There may be no guarantee of interest payments or return of principal with structured notes, and structured notes may be less liquid than other investments held by a Fund.

Market Risks—The Funds’ investments in securities expose the Funds to various risks such as, but not limited to, interest rate and equity risks.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

3.	Principal Risks, continued

Interest rate risk is the risk that fixed income securities, as well as structured notes, will decline in value because of changes in interest rates. Generally, as interest rates rise, the value of certain fixed income securities held by a Fund is likely to decrease. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations.

The market value of equities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities.

Small Company Risks—Small company securities tend to be less liquid and more difficult to sell than those issued by larger companies. Small company stocks can be more volatile and may underperform the market or become out of favor with investors. Small company securities may be very sensitive to changing economic conditions and market downturns because the issuers may often have narrow markets, fewer product lines, and limited managerial and financial resources.

Credit and Counterparty Risks—The Funds will be exposed to credit risk due to the entities with whom they trade. A Fund could lose money if the issuer or guarantor of a fixed income security or structured note is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. All transactions in listed securities are settled/paid for upon delivery using approved counterparties. The risk of default is considered minimal, as delivery of securities is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements

The Adviser, whose principal stockholder is also a trustee of the Trust, serves as the Funds’ investment adviser and manager. For its services, the Adviser receives a fee, calculated daily and payable monthly, at an annual rate as follows:

Growth Fund	1.00%
Capital Income Fund	0.60%
Multi-Asset Income Fund	0.40%
Short Term Bond Fund	0.70%
Master Allocation Fund	0.30%
Small Cap Fund	0.90%

In the interest of limiting expenses of the Funds, the Adviser has entered into a contractual expense limitation agreement with the Trust. Pursuant to the expense limitation agreement, the Adviser has agreed to waive or limit its fees and assume other expenses of the Funds (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business) so that the ratio of total annual operating expenses is limited as shown below:

	Class A	Class L	Class C	Institutional Class
Growth Fund	1.75%	2.50%		1.50%
Capital Income Fund	1.75%	2.50%		1.50%
Multi-Asset Income Fund	1.75%	1.90%	1.90%	1.00%
Short Term Bond Fund	0.89%	1.89%		0.89%
Small Cap Fund	1.40%	2.15%		1.15%

The Adviser is entitled to the reimbursement of fees waived or reimbursed subject to the limitations that the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and the reimbursement may not be made if it would cause the applicable Fund’s annual expense limitations to be exceeded. The reimbursement amount may not include any additional charges or fees, such as interest accruable on the reimbursement account. The expense limitation agreement may be terminated only by the Board of Trustees by providing 60 days’ notice, or if the Adviser ceases to serve as adviser to the Funds. Further, any recoupments will be subject to any lower expense limitations that have been later implemented by the Board of Trustees. During the fiscal year ended January 31, 2020, the Adviser contractually waived fees and reimbursed expenses of $125,492 in the

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

4.	Investment Advisory and Accounting Services Agreements, continued

Small Cap Fund. During the fiscal year ended January 31, 2020, the Adviser recouped $24,844 from the Short Term Bond Fund. As of January 31, 2020, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements as follows:

	Amount	Recoupable through January 31,
Short Term Bond Fund	$60,379	2021
	34,671	2022
Small Cap Fund	154,492	2021
	124,491	2022
	125,492	2023

The Adviser has retained a sub-adviser to provide portfolio management and related services to the Small Cap Fund. The sub-adviser receives a fee from the Adviser (not the Small Cap Fund) for these services.

Ultimus Asset Services, LLC (“Ultimus”) provides certain transfer agency, fund accounting, fund administration, and compliance support services for the aforementioned Funds. For the fiscal year ended January 31, 2020, Ultimus received the following amounts for these services:

Growth Fund	$105,790
Capital Income Fund	98,157
Multi-Asset Income Fund	313,480
Short Term Bond Fund	148,685
Master Allocation Fund	98,535
Small Cap Fund	95,845

5.	Distribution Plan and Fees

The Trust has adopted Rule 12b-1 Plans of Distribution providing for the payment of distribution and service fees to the Funds’ distributor. Class A shares of the Capital Income Fund, Master Allocation Fund and Small Cap Fund pay a fee of 0.25% of each Class A shares’ average daily net assets for distribution fees. Class A shares of the Multi-Asset Income Fund pay a fee of 0.50% of the Class A shares’ average daily net assets for distribution fees. Class L shares of each of the Funds pay a fee of 1.00% of each Class L shares’ average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees. Class C shares of

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

5.	Distribution Plan and Fees, continued

Multi-Asset Income Fund pay a fee of 1.00% of Class C share’s average daily net assets. Of this amount, 0.75% represents distribution fees and 0.25% represents shareholder servicing fees.

6.	Investment Activity

For the fiscal year ended January 31, 2020, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales	U.S. Government Purchases	U.S. Government Sales
Growth Fund	$26,196,614	$24,871,939	$—	$—
Capital Income Fund	15,393,160	10,696,554	—	—
Multi-Asset Income Fund	413,446,921	476,602,027	—	—
Short Term Bond Fund	443,953,377	249,937,112	—	—
Master Allocation Fund	5,079,022	16,767,104	—	—
Small Cap Fund	14,605,972	10,798,680	—	—

7.	Line of Credit

The Growth Fund, Capital Income Fund, Multi-Asset Income Fund, Short Term Bond Fund and the Master Allocation Fund, entered into in a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on May 29, 2020. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 30% of a Fund’s daily market value or $15 million at an interest rate equal to the London Interbank Offered Rate (“LIBOR”) plus 125 basis points. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $15 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 15% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

7.	Line of Credit, continued

As of January 31, 2020, the Funds had no outstanding borrowings under this Line of Credit.

	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
Growth Fund	$4,097,580	3.75%	1	$427	$4,097,580

(a)	Averages based on the number of days outstanding.

(b)	Number of Days Outstanding represents the total days during the fiscal year ended January 31, 2020, that a Fund utilized the Line of Credit.

8.	Federal Income Tax Information

Each of the Funds is a separate taxable entity and intends to continue to qualify for the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and is required to make the requisite distributions to its shareholders which will relieve it from Federal income or excise taxes. Therefore, no provision has been recorded for Federal income or excise taxes. Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Required fund distributions are based on income and capital gain amounts determined in accordance with federal income tax regulations, which differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the composition of net assets and distributions for tax purposes may differ from amounts reflected in the accompanying financial statements. These differences are primarily due to differing treatment for losses deferred with respect to wash sales, and excise tax regulations. For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences.

FASB Accounting Standard Codification “Accounting for Uncertainty in Income Taxes”, Topic 740 requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

uncertain tax positions taken in the Funds’ 2019 tax returns, in addition to the Funds’ previous three open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Commonwealth of Virginia; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

At January 31, 2020, the gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes, were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Tax cost of investments	$43,284,378	$21,339,505	$611,534,515
Gross unrealized appreciation	19,849,684	3,376,865	27,890,231
Gross unrealized depreciation	(279,502)	(191,552)	(9,059,295)
Net unrealized appreciation/(depreciation) on investments	$19,570,182	$3,185,313	$18,830,936

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Tax cost of investments	$544,672,980	$12,290,472	$27,437,725
Gross unrealized appreciation	7,684,293	4,125,582	6,480,255
Gross unrealized depreciation	(135,582)	—	(1,072,548)
Net unrealized appreciation/(depreciation) on investments	$7,548,711	$4,125,582	$5,407,707

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Generally accepted accounting principles require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended January 31, 2020, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated net investment income/loss and accumulated net realized gain/loss as follows:

	Paid-In Capital	Accumulated Earnings (Deficit)
Growth Fund	$(350,593)	$350,593
Capital Income Fund	(3,169)	3,169
Multi-Asset Income Fund	—	—
Short Term Bond Fund	—	—
Master Allocation Fund	—	—
Small Cap Fund	—	—

As of January 31, 2020, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Growth Fund	Capital Income Fund	Multi-Asset Income Fund
Undistributed ordinary income	$—	$—	$2,360,507
Undistributed long-term capital gains	1,628,900	—	—
Accumulated earnings	1,628,900	—	2,360,507
Accumulated capital and other losses	(83,977)	(686,717)	(142,665,681)
Unrealized appreciation/(depreciation) on investments	19,569,541	3,184,946	18,830,936
Total accumulated earnings/(deficit)	$21,114,464	$2,498,229	$(121,474,238)

	Short Term Bond Fund	Master Allocation Fund	Small Cap Fund
Undistributed ordinary income	$1,202,693	$55,000	$29,497
Undistributed long-term capital gains	—	697,641	—
Accumulated earnings	1,202,693	752,641	29,497
Accumulated capital and other losses	(5,070,948)	—	(1,982,208)
Unrealized appreciation/(depreciation) on investments	7,548,711	4,125,582	5,407,707
Total accumulated earnings/(deficit)	$3,680,456	$4,878,223	$3,454,996

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

The tax character of distributions paid for the fiscal years ended January 31, 2020 and January 31, 2019 were as follows:

	Growth Fund		Capital Income Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$—	$—	$319,618	$1,259,261
Long-term capital gains	4,721,413	9,510,163	41,637	6,453,353
Total distributions paid	$4,721,413	$9,510,163	$361,255	$7,712,614

	Multi-Asset Income Fund		Short Term Bond Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$29,851,921	$31,529,129	$10,610,429	$7,693,931
Long-term capital gains	—	—	—	—
Total distributions paid	$29,851,921	$31,529,129	$10,610,429	$7,693,931

	Master Allocation Fund		Small Cap Fund
	2020	2019	2020	2019
Distributions paid from:
Ordinary income	$464,360	$65,637	$—	$236,248
Long-term capital gains	3,651,814	3,504,973	421,940	18,368
Total distributions paid	$4,116,174	$3,570,610	$421,940	$254,616

At January 31, 2020, the Funds had accumulated capital loss carryforwards as follows:

	Not Subject to Expiration
	Short-Term	Long-Term	Total
Growth Fund	$—	$—	$—
Capital Income Fund	637,449	49,268	686,717
Multi-Asset Income Fund	67,302,908	75,362,773	142,665,681
Short Term Bond Fund	2,451,395	2,619,553	5,070,948
Master Allocation Fund	—	—	—
Small Cap Fund	1,545,040	437,168	1,982,208

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryforward utilization in any given year may be subject to Internal Revenue Code limitations.

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

8.	Federal Income Tax Information, continued

Post-October capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year. As of January 31, 2020, the Funds had Post-October capital losses of:

Growth Fund	$83,977
Capital Income Fund	—
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	—
Small Cap Fund	—

9.	Transactions with Affiliates

The Multi-Asset Income Fund and Master Allocation Fund invest in other mutual funds which are managed by the Adviser. Transactions with affiliates during the fiscal year ended January 31, 2020 were as follows:

Multi-Asset Income Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held on January 31, 2020
Small Cap Fund	1,189,765	11,510	(411,194)	790,081
Mid Cap Fund (a)	763,875	4,168	(768,043)	—
Total	1,953,640	15,678	(1,179,237)	790,081

Affiliated Fund Name	Value January 31, 2020	Dividend Income	Realized Gain (Loss) on Security Transactions	Long-Term Capital Gain Distributions
Small Cap Fund	$9,662,695	$—	$896,284	$138,006
Mid Cap Fund (a)	—	34,762	(1,229,282)	—
Total	$9,662,695	$34,762	$(332,998)	$138,006

YORKTOWN FUNDS

NOTES TO the FINANCIAL STATEMENTS, Continued

9.	Transactions with Affiliates, continued

Master Allocation Fund

Affiliated Fund Name	Balance of Shares Held on January 31, 2019	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held on January 31, 2020
Growth Fund	621,863	160,352	(420,573)	361,642
Capital Income Fund	166,413	73,038	(50,500)	188,951
Small Cap Fund	599,127	4,721	(258,420)	345,428
Mid Cap Fund (a)	682,905	2,939	(685,844)	—
Total	2,070,308	241,050	(1,415,337)	896,021

Affiliated Fund Name	Value January 31, 2020	Dividend Income	Realized Gain (Loss) on Security Transactions	Long-Term Capital Gain Distributions
Growth Fund	$5,959,856	$—	$1,374,883	$389,778
Capital Income Fund	6,231,612	81,640	119,167	9,376
Small Cap Fund	4,224,586	—	240,108	56,610
Mid Cap Fund (a)	—	24,514	(534,133)	—
Total	$16,416,054	$106,154	$1,200,025	$455,764

(a)	The Yorktown Mid Cap Fund closed on October 29, 2019. Period reflected is through this date.

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. At January 31, 2020, the Multi-Asset Income Fund, as record shareholder, owned 28% of the outstanding shares of the Small Cap Fund.

10.	Subsequent Event

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees
of American Pension Investors Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund (the “Funds”), each a series of American Pension Investors Trust (the “Trust”), including the schedules of investments, as of January 31, 2020, the related statements of operations, the statement of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the of Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund and Yorktown Small Cap Fund as of January 31, 2020, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting American Pension Trust	Statement of operations	Statements of changes in net assets	Financial highlights
Yorktown Growth Fund, Yorktown Capital Income Fund, Yorktown Multi-Asset Income Fund, Yorktown Short Term Bond Fund, Yorktown Master Allocation Fund	For the year ended January 31, 2020	For each of the two years in the period ended January 31, 2020	For each of the five years in the period ended January 31, 2020
Yorktown Small Cap Fund	For the year ended January 31, 2020	For each of the two years in the period ended January 31, 2020	For each of the three years in the period ended January 31, 2020 and the period from May 9, 2016 (commencement of operations) through January 31, 2017

To the Shareholders and Board of Trustees
of American Pension Investors Trust
Page Two

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting

Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2005.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
March 25, 2020

Additional Federal Tax Information (Unaudited)

The Form 1099-DIV you received in January 2020 shows the tax status of all distributions paid to your account in calendar year 2019. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

For the year ended January 31, 2020, the following percentage of ordinary income dividends paid by the Funds qualify as qualified dividend income:

Qualified Dividend Income
Growth Fund	0%
Capital Income Fund	100%
Multi-Asset Income Fund	21%
Short Term Bond Fund	0%
Master Allocation Fund	11%
Small Cap Fund	100%

For the taxable year ended January 31, 2020, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Dividends Received Deduction
Growth Fund	0%
Capital Income Fund	100%
Multi-Asset Income Fund	19%
Short Term Bond Fund	0%
Master Allocation Fund	27%
Small Cap Fund	100%

For the taxable year ended January 31, 2020, 0% of ordinary income dividends paid by the Funds qualify as qualified business income.

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

Long-Term Capital Gains Paid Amount
Growth Fund	$4,721,413
Capital Income Fund	41,637
Multi-Asset Income Fund	—
Short Term Bond Fund	—
Master Allocation Fund	3,651,814
Small Cap Fund	421,938

The graphs that follow assume an initial investment of $10,000 made on January 31, 2010 (or, if a shorter period, commencement of a Fund’s operations) and held through January 31, 2020. THE FUNDS’ RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. The MSCI World Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Funds’ portfolios. Effective October 12, 2018, the Short Term Bond Fund’s primary benchmark Index was changed from the Bloomberg Barclays U.S. Aggregate index to the ICE BofAML U.S. Corporate & Government, 1-3 Years Index because the adviser has determined that the ICE BofAML U.S. Corporate & Government, 1-3 Years Index more closely aligns with the investment strategies of the Fund. The ICE BofAML U.S. Corporate & Government, 1-3 Years Index covers the U.S. investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities, with a remaining term to final maturity less than 3 years. The Bloomberg Barclays U.S. Aggregate Index is a broad-based benchmark that measures the investment grade fixed-rate taxable bond market and also is representative of a broader market and range of securities than is found in the Funds’ portfolios. The Dow Jones Conservative Relative Risk Index is made up of underlying indexes designed to measure portfolios at conservative risk levels. The Russell 2000 Index is a widely recognized unmanaged index that measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. Individuals cannot invest directly in the Indexes; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Gross operating expense ratios by Fund and share class, as disclosed in the current prospectus as of the date of this report, are:

	Class A	Class L	Class C	Institutional Class
Growth Fund	1.45%	2.45%		1.45%
Capital Income Fund	1.56%	2.31%		1.31%
Multi-Asset Income Fund	1.13%	1.63%	1.63%	0.63%
Short Term Bond Fund	0.90%	1.90%		0.90%
Master Allocation Fund	2.54%	3.29%		2.29%
Small Cap Fund	1.96%	2.71%		1.71%

Please see the Financial Highlights section of the Funds’ financial statements for more current information with respect to Expense Ratios.

The performance data quoted represents past performance and does not guarantee future results. The performance data does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment in a Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. For more information on the Funds, to obtain performance data current to the most recent month end, or to obtain a prospectus, please call 1-800-544-6060. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of each Fund before investing. A Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Funds are distributed by Ultimus Fund Distributors, Inc., member FINRA

Expense Examples (Unaudited)

Yorktown Funds

As a shareholder in a Yorktown Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2019 to January 31, 2020.

Actual Expenses

The first line for each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each class in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value, January 31, 2020	Expenses Paid During the Period (a)	Annualized Expense Ratio
Growth Fund
Institutional Class
Actual	$ 1,000.00	$ 1,063.60	$ 7.59	1.46%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.43	1.46%
Class A
Actual	1,000.00	1,063.80	7.59	1.46%
Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.43	1.46%
Class L
Actual	1,000.00	1,058.50	12.76	2.46%
Hypothetical (5% return before expenses)	1,000.00	1,012.80	12.48	2.46%

Capital Income Fund
Institutional Class
Actual	1,000.00	1,049.60	7.49	1.45%
Hypothetical (5% return before expenses)	1,000.00	1,017.90	7.37	1.45%
Class A
Actual	1,000.00	1,048.30	8.78	1.70%
Hypothetical (5% return before expenses)	1,000.00	1,016.64	8.64	1.70%
Class L
Actual	1,000.00	1,044.10	12.62	2.45%
Hypothetical (5% return before expenses)	1,000.00	1,012.85	12.43	2.45%

Multi-Asset Income Fund
Institutional Class
Actual	1,000.00	1,047.10	2.99	0.58%
Hypothetical (5% return before expenses)	1,000.00	1,022.28	2.96	0.58%
Class A
Actual	1,000.00	1,044.30	5.56	1.08%
Hypothetical (5% return before expenses)	1,000.00	1,019.76	5.50	1.08%
Class L
Actual	1,000.00	1,041.90	8.13	1.58%
Hypothetical (5% return before expenses)	1,000.00	1,017.24	8.03	1.58%
Class C
Actual	1,000.00	1,041.70	8.13	1.58%
Hypothetical (5% return before expenses)	1,000.00	1,017.24	8.03	1.58%

Short Term Bond Fund
Institutional Class
Actual	1,000.00	1,022.40	4.54	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53	0.89%
Class A
Actual	1,000.00	1,021.40	4.53	0.89%
Hypothetical (5% return before expenses)	1,000.00	1,020.72	4.53	0.89%
Class L
Actual	1,000.00	1,019.40	9.62	1.89%
Hypothetical (5% return before expenses)	1,000.00	1,015.68	9.60	1.89%

	Beginning Account Value	Ending Account Value, January 31, 2020	Expenses Paid During the Period (a)	Annualized Expense Ratio
Master Allocation Fund
Institutional Class
Actual	$ 1,000.00	$ 1,034.00	$ 7.23	1.41%
Hypothetical (5% return before expenses)	1,000.00	1,018.10	7.17	1.41%
Class A
Actual	1,000.00	1,032.90	8.51	1.66%
Hypothetical (5% return before expenses)	1,000.00	1,016.84	8.44	1.66%
Class L
Actual	1,000.00	1,028.80	12.32	2.41%
Hypothetical (5% return before expenses)	1,000.00	1,013.06	12.23	2.41%

Small Cap Fund
Institutional Class
Actual	1,000.00	1,007.10	5.82	1.15%
Hypothetical (5% return before expenses)	1,000.00	1,019.41	5.85	1.15%
Class A
Actual	1,000.00	1,005.50	7.08	1.40%
Hypothetical (5% return before expenses)	1,000.00	1,018.15	7.12	1.40%
Class L
Actual	1,000.00	1,002.20	10.85	2.15%
Hypothetical (5% return before expenses)	1,000.00	1,014.37	10.92	2.15%

(a)

The dollar amounts shown as “Expenses Paid” are equal to the Funds’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184) and divided by 365 (to reflect the one-half year period).

Other Information (Unaudited)

Proxy Voting Policies and Procedures

Both (i) a description of the policies and procedures that the Trust uses to determine how to vote proxies relating to the Funds’ portfolio securities and (ii) information regarding how the Trust voted proxies relating to the Funds’ portfolio securities during the most recent twelve month period ended June 30th are available without charge, upon request, by calling the Trust at (800) 544-6060, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Trust files each Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Trust’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

Board Renewal of Investment Sub-Advisory Agreement (Unaudited)

SAPPHIRE STAR CAPITAL, LLC

The Sub-Investment Advisory Agreement (the “Sub-IA Agreement”) between Yorktown Management & Research Company, Inc. (“Yorktown”) and Sapphire Star Capital LLC (“Sapphire”), on behalf of the Yorktown Small Cap Fund (the “SC Fund”), was renewed by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Sub-IA Agreement, at an in-person meeting held on September 11, 2019. The discussion below generally describes the factors considered by the Board prior to renewing the Sub-IA Agreement.

To assist the Board in making its determination as to whether the Sub-IA Agreement should be renewed for the SC Fund, the Board requested and received the following information: a description of Sapphire’s business and personnel, a description of the compensation received by Sapphire from Yorktown as a percentage of the overall management fee charged to the SC Fund; a description of the fees charged by Sapphire for services provided to its other clients, information relating to Sapphire’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding Sapphire or its personnel (there were none of either). In addition, the Board requested and received financial information from Sapphire to gain an understanding of the firm’s viability.

The Board then discussed the nature, extent and quality of Sapphire’s services to the SC Fund. The Board noted that the SC Fund’s investment adviser, Yorktown, was generally pleased with Sapphire’s performance on behalf of the SC Fund and was recommending that the Board renew the Sub-IA Agreement.

The Board then discussed the SC Fund’s current fee structure and whether such structure would allow the SC Fund to realize economies of scale as it grew. The Board noted that the IA Agreement’s fee structure did not currently contain a breakpoint scale wherein relative IA fees would decrease as assets grew, but the proposed sub-advisory agreement did contain such breakpoints. The Board noted that as assets grow, the IA Agreement might need to be revisited. The Board then discussed at length the services provided to the SC Fund by Yorktown and Sapphire, and the percentage amount of the overall management fee to be paid to Sapphire. The Board also reviewed the fees in light of the fees charged to other similar funds. After full review of the materials presented, the related discussions, and careful consideration, the Board, with the independent trustees separately concurring, agreed that the investment management fees charged to the SC Fund appeared to be fair and reasonable at the present time in light of the services to be provided to the SC Fund, that the proportion of the fee paid to Sapphire appeared to be reasonable, and that the portion of the fee to be retained by Yorktown appeared to be reasonable.

The Board next considered the matter of investment performance. The Board noted that it reviewed, on a quarterly basis, performance and management reports relating to the SC Fund, and those prior reviews were incorporated into the Board’s current considerations. The Board further noted that the investment performance of the SC Fund had been competitive with the market. The Board also noted with approval that Sapphire’s business included serving a number of different clients, so Sapphire did not appear to realize any extraordinary ancillary benefits or profits deriving from its relationship with the SC Fund.

The Independent Trustees then met separately with Trust counsel and the Chief Compliance Officer to discuss the proposed Sub-Advisory Agreement.

After full discussion and consideration, there being no further questions or comments from the Board, and upon motion made, seconded and unanimously approved, with the Independent Trustees unanimously separately approving, the Board renewed the Sub-IA Agreement for an additional one-year period.

Trustees and Officers (Unaudited)

The table below provides information about the Trust’s trustees and officers, including biographical information about their business experience. The address of each trustee and officer is 2303 Yorktown Avenue, Lynchburg, Virginia 24501.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held
David D. Basten Age 69	President and Trustee	Since 1985	All (consisting of seven portfolios)

President, Director and Portfolio Manager, Yorktown Management & Research Company, Inc.; Vice President, The Travel Center of Virginia, Inc.; Partner, The Rivermont Company (real estate); Partner, Downtown Enterprises (real estate); Managing Partner, WAIMED Enterprises, LLC (real estate and travel services); He is the father of David M. Basten

David M. Basten Age 42	Vice-President, Assistant Secretary and Trustee	Since 2008	All (consisting of seven portfolios)	Secretary, Treasurer and Director, Yorktown Management & Research Company, Inc.; He is the son of David D. Basten.
Mark A. Borel Age 67	Trustee	Since 1985	All (consisting of seven portfolios)

President, Borel Construction Company, Inc.; President, Borel Properties, Inc. (real estate); Partner, JBO, LC (real estate); Partner, JAMBO International (commercial real estate); Partner, Jamborita, LLC (commercial real estate); Partner, Neighbors Place Restaurant; Partner, Tabo International, LLC (real estate); Partner, The HAB Company, LC (real estate); Partner, Piedmont Professional Investments, LLC (real estate); Partner, New London Development Company (real estate); Partner, Lake Group, LLC (real estate); Partner, Oakhill Apartments (real estate); Partner, Braxton Park, LLC (real estate); Partner, Bootleggers Lynchburg (restaurant); Partner, Bootleggers Partner, LLC; Manager, Humble, LLC (real estate); Manager, Humble, II, LLC (real estate); Member, 1007 Commerce Street, LLC dba My Dog Duke’s Diner (restaurant); President, Town Center Association (property owners association); President, Jefferson Square Association (property owners association)

Name and Age	Position(s) Held with Trust	Term of Office and Length of Service (*)	Number of API Trust Portfolios Overseen	Principal Occupation(s) During the Past Five Years and Other Directorships Held
Stephen B. Cox Age 71	Trustee	Since 1995	All (consisting of seven portfolios)	Retired
G. Edgar Dawson III Age 63	Trustee	Since 1995	All (consisting of seven portfolios)	Shareholder, President and Director, Petty, Livingston, Dawson, & Richards, P.C. (law firm).
Wayne C. Johnson Age 67	Trustee	Since 1988	All (consisting of seven portfolios)	Retired; Previously Vice President of Operations and Human Resources, C.B. Fleet Company, Inc. (pharmaceuticals).
David D. Jones Age 62	Secretary/Chief Compliance Officer	Since 2008	All (consisting of seven portfolios)	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm)
Charles D. Foster Age 59	Chief Financial Officer	Since 1988	All (consisting of seven portfolios)	Chief Financial Officer, Yorktown Management & Research Company, Inc.
M. Dennis Stratton Age 57	Controller	Since 1989	All (consisting of seven portfolios)	Controller, Yorktown Management & Research Company, Inc.

(*)

Trustees of the Trust serve a term of indefinite length until their resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act. Officers of the Trust serve one-year terms, subject to annual reappointment by the Board of Trustees.

Mr. David D. Basten and Mr. David M. Basten are considered to be “interested persons” (as defined in the 1940 Act) of the Trust by virtue of their positions with the Trust’s investment adviser or its affiliated entities.

ADDITIONAL INFORMATION ABOUT THE TRUST’S TRUSTEES AND OFFICERS IS CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION, AVAILABLE WITHOUT CHARGE UPON REQUEST
BY CALLING 1-800-544-6060.

Privacy Notice

FACTS	WHAT DOES AMERICAN PENSION INVESTORS TRUST (“YORKTOWN FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

WHY?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all information sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this Notice carefully to understand what we do.

WHAT?

The types of information we collect and share depend on the product or service you have with us. This information can include your:

● Social Security Number

● Assets

● Retirement Assets

● Transaction History

● Checking Account History

● Purchase History

● Account Balances

● Account Transactions

● Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this Notice.

HOW?

All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Yorktown Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information.	Does Yorktown Funds share?	Can you limit this sharing?
For our everyday business purposes — Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	Yes	No
For our marketing purposes — to offer our products and services to you.	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences.	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 888-933-8274

Who we are
Who is providing this Notice?	Yorktown Funds Yorktown Management & Research Company, Inc.
What we do
How does Yorktown Funds protect your personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse or your nonpublic personal information.

How does Yorktown Funds collect your personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make deposits or withdrawals from your account

● Make a wire transfer

● Tell us where to send the money

● Tell us who receives the money

● Show your government-issued ID

● Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● Sharing for affiliates’ everyday business purposes-information about your creditworthiness.

● Affiliates from using your information to market to you.

● Sharing for non-affiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Management & Research, Inc., is an affiliate of Yorktown Funds.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ● Yorktown Funds does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products to you. ● Yorktown Funds does not jointly market.

SHAREHOLDER SERVICES

Yorktown Funds

c/o Ultimus Asset Services, LLC

P.O. Box 46707

Cincinnati, Ohio 45246-0707

(888) 933-8274

For Overnight Deliveries:

Yorktown Funds

c/o Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, Ohio 45246

EXECUTIVE OFFICES

Yorktown Funds

2303 Yorktown Avenue

Lynchburg, Virginia 24501

(800) 544-6060

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

Two Liberty Place 50 South 16th Street, Suite 2900

Philadelphia, Pennsylvania 19102

This report is submitted for the general
information of the shareholders of the Trust.
The report is not authorized for distribution to
prospective investors in the Trust unless preceded
or accompanied by an effective Prospectus.

www.yorktownfunds.com

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. During the period covered by the report, no amendments were made to the provisions of this code of ethics. During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from a provision of this code of ethics to Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party. The Registrant hereby undertakes to provide to any person without charge, upon request, a copy of such code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-544-6060.

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant does not have a member who qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee. However, although the Board has not determined that any of its members is an “audit committee financial expert” as such term is defined in Item 3 of Form N-CSR, the audit committee members collectively have sufficient financial expertise in business and finance, including the evaluation of the Registrant’s financial statements, supervision of the Registrant’s preparation of its financial statements, and oversight of the work of the Registrant’s independent auditors. Each of the members of the Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form N-CSR. The Board determined that given the collective financial expertise of the audit committee members, it was not necessary to appoint an audit committee financial expert to the audit committee.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees: The aggregate fees billed for the fiscal years ended January 31, 2020 and January 31, 2019 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $105,000 and $120,000, respectively.

(b) Audit-Related Fees: The aggregate fees billed for the fiscal years ended January 31, 2020 and January 31, 2019 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $0, respectively.

(c) Tax Fees: The aggregate fees billed for the fiscal years ended January 31, 2020 and January 31, 2019 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $21,350 and $23,950, respectively.

(d) All Other Fees: The aggregate fees billed for the fiscal years ended January 31, 2020 and January 31, 2019 for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c) were $0 and $0, respectively.

(e)(1) Pre-Approval Policies and Procedures. The Registrant’s Audit Committee Charter provides that the Audit Committee shall determine whether to approve, prior to appointment, the engagement of the auditor to provide other audit services to the Registrant or to provide non-audit services to the Registrant, its investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(e)(2) Percentage of Services Approved by Audit Committee: There were no services described in each of paragraphs (b) through (d) of this Item (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Aggregate Non-Audit Services: The aggregate non-audit fees billed during the fiscal years ended January 31, 2020 and January 31, 2019 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant were $21,350 and $23,950, respectively.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Schedule of Investments.

Not applicable. This schedule is included as part of the Report to Shareholders filed under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s President and Chief Financial Officer have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above and have been reasonably designed and are functioning as intended to ensure that all relevant and required information is recorded, processed, summarized and reported in this report on Form N-CSR.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Exhibits

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(a)(2)	The certification required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3)	Not applicable to Registrant.

(b)	The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are filed and attached hereto as Exhibit 99.906CERT. The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act are not deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934 (“Exchange Act”), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN PENSION INVESTORS TRUST
Date: April 1, 2020

/s/ David D. Basten
David D. Basten
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: April 1, 2020

/s/ David D. Basten
David D. Basten
President

Date: April 1, 2020

/s/ Charles D. Foster
Charles D. Foster
Chief Financial Officer